Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000261123
Shareholder Report [Line Items]
Fund Name	VanEck Alternative Asset Manager ETF
Class Name	VanEck Alternative Asset Manager ETF
Trading Symbol	GPZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Alternative Asset Manager ETF (the "Fund") for the period June 4, 2025 (inception of Fund) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Alternative Asset Manager ETF	$14Footnote Reference(a)	0.40%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full year would be higher than the amount shown.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 14	[1]
Expense Ratio, Percent	0.40%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  The Fund posted positive performance during the period, following its June 4th, 2025 inception, as the public equities of alternative asset managers benefited from strong investor demand and growing assets under management in private markets.

  The leading individual contributors during the period were Blackstone, Brookfield Corporation, and Carlyle Group.

  The leading individual detractors during the period were Ares Management Corporation, Blue Owl Capital, and Hamilton Lane

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MarketVector™ Alternative Asset Managers Index
Jun-25	$10,000	$10,000	$10,000
Jun-25	$10,538	$10,336	$10,532
Jul-25	$11,268	$10,476	$11,282
Aug-25	$11,328	$10,735	$11,326
Sep-25	$11,038	$11,124	$11,032

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	Life*
VanEck Alternative Asset Manager ETF	10.38%
MarketVector™ Alternative Asset Managers Index	10.32%
MSCI ACWI Index	11.24%

* Inception of Fund: 06/04/2025. Returns are not annualized.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Jun. 04, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 100,072,491
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 57,852
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$100,072,491 Number of Portfolio Holdings20 Portfolio Turnover Rate5% Advisory Fees Paid$57,852
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Financials		100.0%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Brookfield Corp.	12.6%
Blackstone, Inc.	11.8%
KKR & Co., Inc.	9.6%
Apollo Global Management, Inc.	8.2%
Ares Management Corp.	6.4%
Brookfield Asset Management Ltd.	4.7%
ICG PLC	4.6%
EQT AB	4.6%
Partners Group Holding AG	4.5%
TPG, Inc.	4.4%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000105864
Shareholder Report [Line Items]
Fund Name	VanEck Biotech ETF
Class Name	VanEck Biotech ETF
Trading Symbol	BBH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Biotech ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Biotech ETF	$34	0.35%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Biotechnology stocks experienced mixed performance over the fiscal year amid clinical trial updates, shifting investor sentiment toward defensive sectors, and selective risk-taking within healthcare.

  Notable detractors from Fund performance were Regeneron Pharmaceuticals, Moderna, and Sarepta Therapeutics, which faced share price pressure following clinical or regulatory developments that weighed on sentiment across portions of the biotech industry.

  Poor performance was partially offset by strong returns from Gilead Sciences, Alnylam Pharmaceuticals and Insmed. Gilead Sciences was the top contributor, supported by strong performance in its HIV and oncology franchises, while Alnylam Pharmaceuticals and Insmed also added on positive clinical data and product momentum.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® US Listed Biotech 25 Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,813	$10,785	$10,815
Nov 15	$10,869	$10,696	$10,872
Dec 15	$11,110	$10,503	$11,116
Jan 16	$8,913	$9,869	$8,922
Feb 16	$8,796	$9,802	$8,805
Mar 16	$9,089	$10,528	$9,098
Apr 16	$9,315	$10,683	$9,327
May 16	$9,665	$10,697	$9,677
Jun 16	$8,972	$10,632	$8,982
Jul 16	$10,099	$11,090	$10,112
Aug 16	$9,962	$11,128	$9,976
Sep 16	$10,097	$11,196	$10,114
Oct 16	$9,008	$11,006	$9,021
Nov 16	$9,534	$11,089	$9,549
Dec 16	$9,440	$11,329	$9,455
Jan 17	$10,012	$11,639	$10,031
Feb 17	$10,658	$11,965	$10,676
Mar 17	$10,471	$12,112	$10,491
Apr 17	$10,714	$12,300	$10,737
May 17	$10,306	$12,572	$10,327
Jun 17	$11,036	$12,629	$11,061
Jul 17	$11,411	$12,982	$11,441
Aug 17	$11,884	$13,032	$11,916
Sep 17	$11,789	$13,283	$11,824
Oct 17	$11,116	$13,559	$11,151
Nov 17	$11,055	$13,822	$11,090
Dec 17	$11,010	$14,045	$11,048
Jan 18	$11,461	$14,837	$11,503
Feb 18	$10,681	$14,214	$10,720
Mar 18	$10,628	$13,910	$10,668
Apr 18	$10,199	$14,042	$10,242
May 18	$10,429	$14,060	$10,472
Jun 18	$10,598	$13,984	$10,645
Jul 18	$11,365	$14,406	$11,419
Aug 18	$11,940	$14,519	$11,998
Sep 18	$12,025	$14,582	$12,086
Oct 18	$10,563	$13,489	$10,621
Nov 18	$10,980	$13,686	$11,040
Dec 18	$9,885	$12,722	$9,943
Jan 19	$11,337	$13,727	$11,405
Feb 19	$11,554	$14,094	$11,623
Mar 19	$11,407	$14,271	$11,479
Apr 19	$10,948	$14,753	$11,020
May 19	$10,341	$13,878	$10,409
Jun 19	$11,485	$14,787	$11,563
Jul 19	$11,202	$14,830	$11,282
Aug 19	$10,941	$14,478	$11,018
Sep 19	$10,481	$14,783	$10,557
Oct 19	$11,221	$15,188	$11,306
Nov 19	$12,521	$15,558	$12,617
Dec 19	$12,432	$16,106	$12,528
Jan 20	$11,796	$15,928	$11,890
Feb 20	$11,927	$14,642	$12,021
Mar 20	$11,395	$12,665	$11,482
Apr 20	$13,214	$14,022	$13,314
May 20	$14,359	$14,632	$14,467
Jun 20	$14,537	$15,099	$14,649
Jul 20	$14,695	$15,898	$14,813
Aug 20	$14,308	$16,871	$14,424
Sep 20	$14,434	$16,327	$14,552
Oct 20	$13,606	$15,930	$13,721
Nov 20	$15,067	$17,894	$15,194
Dec 20	$15,173	$18,724	$15,300
Jan 21	$16,700	$18,639	$16,847
Feb 21	$15,985	$19,071	$16,124
Mar 21	$15,665	$19,580	$15,804
Apr 21	$16,839	$20,436	$16,992
May 21	$16,452	$20,754	$16,603
Jun 21	$18,042	$21,028	$18,210
Jul 21	$18,499	$21,173	$18,679
Aug 21	$19,320	$21,703	$19,512
Sep 21	$18,061	$20,806	$18,242
Oct 21	$17,833	$21,868	$18,016
Nov 21	$17,489	$21,342	$17,670
Dec 21	$16,959	$22,195	$17,136
Jan 22	$14,788	$21,105	$14,941
Feb 22	$14,090	$20,560	$14,234
Mar 22	$14,542	$21,005	$14,694
Apr 22	$13,127	$19,324	$13,266
May 22	$13,269	$19,347	$13,409
Jun 22	$13,080	$17,716	$13,218
Jul 22	$13,843	$18,953	$13,994
Aug 22	$13,071	$18,255	$13,214
Sep 22	$12,599	$16,508	$12,737
Oct 22	$14,071	$17,504	$14,232
Nov 22	$15,046	$18,862	$15,218
Dec 22	$14,396	$18,119	$14,561
Jan 23	$15,106	$19,418	$15,279
Feb 23	$14,088	$18,862	$14,249
Mar 23	$14,580	$19,443	$14,748
Apr 23	$14,396	$19,723	$14,566
May 23	$13,937	$19,511	$14,101
Jun 23	$14,053	$20,644	$14,219
Jul 23	$14,486	$21,400	$14,662
Aug 23	$14,713	$20,802	$14,891
Sep 23	$14,015	$19,942	$14,185
Oct 23	$12,998	$19,342	$13,159
Nov 23	$13,660	$21,127	$13,829
Dec 23	$14,953	$22,142	$15,136
Jan 24	$14,978	$22,272	$15,166
Feb 24	$14,731	$23,228	$14,914
Mar 24	$15,033	$23,957	$15,218
Apr 24	$14,109	$23,167	$14,288
May 24	$14,887	$24,108	$15,073
Jun 24	$15,243	$24,644	$15,436
Jul 24	$16,289	$25,042	$16,499
Aug 24	$16,394	$25,678	$16,606
Sep 24	$16,047	$26,274	$16,255
Oct 24	$15,355	$25,685	$15,558
Nov 24	$15,111	$26,645	$15,309
Dec 24	$14,299	$26,015	$14,487
Jan 25	$15,071	$26,888	$15,271
Feb 25	$14,996	$26,726	$15,192
Mar 25	$14,332	$25,670	$14,521
Apr 25	$13,939	$25,909	$14,126
May 25	$13,533	$27,399	$13,713
Jun 25	$13,970	$28,629	$14,156
Jul 25	$14,777	$29,017	$14,976
Aug 25	$15,054	$29,734	$15,254
Sep 25	$15,096	$30,811	$15,299

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Biotech ETF	(5.93)%	0.90%	4.20%
MVIS® US Listed Biotech 25 Index	(5.88)%	1.01%	4.34%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 347,331,784
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,309,035
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$347,331,784 Number of Portfolio Holdings26 Portfolio Turnover Rate19% Advisory Fees Paid$1,309,035
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Life Sciences Tools & Services		18.4%
Biotechnology		81.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Amgen, Inc.	12.9%
Gilead Sciences, Inc.	12.3%
Vertex Pharmaceuticals, Inc.	9.5%
Regeneron Pharmaceuticals, Inc.	5.0%
Alnylam Pharmaceuticals, Inc.	4.9%
Argenx SE	4.8%
BeOne Medicines Ltd.	4.7%
IQVIA Holdings, Inc.	4.6%
Insmed, Inc.	4.4%
Natera, Inc.	4.2%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000234997
Shareholder Report [Line Items]
Fund Name	VanEck Commodity Strategy ETF
Class Name	VanEck Commodity Strategy ETF
Trading Symbol	PIT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Commodity Strategy ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Commodity Strategy ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a positive return for the period, supported by broad commodity strength as tight supply, increased infrastructure spending, strong demand from global industrial recovery, and the energy transition boosted performance.

  Gold was the largest contributor, as persistent inflation, central bank buying, and geopolitical uncertainty sustained investor demand for precious metals.

  Industrial metals and energy exposures also added to performance. Key industrial metals rose amid supply constraints and renewed optimism tied to infrastructure spending and the global energy transition. Energy holdings benefited from steady demand and disciplined production among major oil producers.

  Agricultural commodities delivered mixed performance. Strong gains in coffee and cocoa, supported by weather-related supply challenges, were offset by weaker results in grain markets.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	Bloomberg Commodity Index Total Return
Dec 22	$10,000	$10,000	$10,000
Dec 22	$10,123	$10,051	$10,092
Jan 23	$10,111	$10,683	$10,043
Feb 23	$9,703	$10,422	$9,571
Mar 23	$9,693	$10,805	$9,551
Apr 23	$9,667	$10,973	$9,480
May 23	$9,086	$11,021	$8,945
Jun 23	$9,458	$11,749	$9,307
Jul 23	$10,377	$12,127	$9,889
Aug 23	$10,422	$11,934	$9,813
Sep 23	$10,580	$11,365	$9,745
Oct 23	$10,362	$11,126	$9,771
Nov 23	$10,207	$12,142	$9,551
Dec 23	$9,767	$12,694	$9,294
Jan 24	$10,097	$12,907	$9,331
Feb 24	$9,989	$13,596	$9,194
Mar 24	$10,469	$14,033	$9,498
Apr 24	$10,512	$13,460	$9,753
May 24	$10,378	$14,128	$9,924
Jun 24	$10,534	$14,635	$9,772
Jul 24	$10,276	$14,813	$9,377
Aug 24	$10,093	$15,172	$9,382
Sep 24	$10,221	$15,496	$9,838
Oct 24	$10,318	$15,356	$9,656
Nov 24	$10,260	$16,257	$9,695
Dec 24	$10,407	$15,869	$9,794
Jan 25	$10,791	$16,311	$10,181
Feb 25	$10,702	$16,098	$10,260
Mar 25	$11,224	$15,191	$10,664
Apr 25	$10,572	$15,088	$10,151
May 25	$10,697	$16,038	$10,092
Jun 25	$11,233	$16,854	$10,335
Jul 25	$11,448	$17,232	$10,288
Aug 25	$11,672	$17,581	$10,487
Sep 25	$12,076	$18,223	$10,712

Performance Inception Date	Dec. 20, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 43,826,764
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 171,226
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$43,826,764 Number of Portfolio Holdings29 Portfolio Turnover Rate-% Advisory Fees Paid$171,226
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		6.7%
United States Treasuries		93.3%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on futures contracts of 2.8%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on futures contracts of 2.8%
Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000259590
Shareholder Report [Line Items]
Fund Name	VanEck Consumer Discretionary TruSector ETF
Class Name	VanEck Consumer Discretionary TruSector ETF
Trading Symbol	TRUD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Consumer Discretionary TruSector ETF (the "Fund") for the period August 20, 2025 (inception of Fund) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Consumer Discretionary TruSector ETF	$1Footnote Reference(b)	0.10%Footnote Reference(c)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Expenses for a full year would be higher than the amount shown.
Footnote(c)	Annualized

Expenses Paid, Amount	$ 1	[3]
Expense Ratio, Percent	0.10%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  Consumer discretionary stocks advanced over the period from the Fund’s inception, supported by resilient household demand, moderating inflation, and continued strength in large-cap retail and consumer services names. The underlying sector benchmark, the Consumer Discretionary Select Sector SPDR Fund (XLY), also posted a positive return, reflecting broad strength across the category.

  Amazon.com was the top contributor, benefiting from continued growth in e-commerce, cloud services and advertising revenue. Tesla also added to returns, driven by higher production volumes, improved pricing discipline, and margin recovery.

  Performance was moderated by weaker trends among select apparel and household goods companies, as higher financing costs and cautious discretionary spending weighed on portions of the sector.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	MarketVector™ Top US Profitable Consumer Discretionary Companies Index
Aug-25	$10,000	$10,000	$10,000
Aug-25	$10,196	$10,105	$10,198
Sep-25	$10,524	$10,473	$10,508

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	Life*
VanEck Consumer Discretionary TruSector ETF	5.24%
MarketVector™ Top US Profitable Consumer Discretionary Companies Index	5.08%
S&P 500 Index	4.73%

* Inception of Fund: 08/20/2025. Returns are not annualized.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Aug. 20, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,161,440
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 181
InvestmentCompanyPortfolioTurnover	0.00%	[5]
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$4,161,440
  Number of Portfolio Holdings5
  Portfolio Turnover Rate0%Footnote Reference(a)
  Advisory Fees Paid$181
Footnote	Description
Footnote(a)	Amount represents less than 0.5%

Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		29.0%
Exchange Traded Fund		70.9%

Largest Holdings [Text Block]

Holdings (% of Total Net Assets)

Consumer Discretionary Select Sector SPDR Fund	70.9%
Amazon.com, Inc.	20.3%
Tesla, Inc.	6.1%
The Home Depot, Inc.	2.0%
McDonald's Corp.	0.6%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended September 30, 2025:

Effective September 8, 2025, the Fund's management fee rate was reduced from 0.12% to 0.10%. Additionally, the Fund changed its distribution frequency from annually to quarterly.

Material Fund Change Expenses [Text Block]	Effective September 8, 2025, the Fund's management fee rate was reduced from 0.12% to 0.10%. Additionally, the Fund changed its distribution frequency from annually to quarterly.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended September 30, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000226517
Shareholder Report [Line Items]
Fund Name	VanEck Digital Transformation ETF
Class Name	VanEck Digital Transformation ETF
Trading Symbol	DAPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Digital Transformation ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital Transformation ETF	$75	0.52%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The digital asset ecosystem sharply rebounded during the fiscal year, supported by rising cryptocurrency prices, renewed institutional engagement, and improving blockchain infrastructure.

  The Information Technology sector contributed most to performance. IREN was the top contributor, benefiting from expanding mining capacity and efficiency improvements, while Strategy, Inc. also added meaningfully on higher Bitcoin prices and continued balance sheet exposure to digital assets.

  Offsetting some of the gains were declines in select digital asset exchanges and fintech securities, as volatility in cryptocurrency markets and legislative uncertainty tempered sentiment late in the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Digital Assets Equity Index
Apr 21	$10,000	$10,000	$10,000
Apr 21	$8,682	$10,128	$8,684
May 21	$7,041	$10,285	$7,081
Jun 21	$7,380	$10,421	$7,385
Jul 21	$6,780	$10,493	$6,787
Aug 21	$7,950	$10,755	$7,958
Sep 21	$6,470	$10,311	$6,487
Oct 21	$8,412	$10,837	$8,404
Nov 21	$8,210	$10,576	$8,154
Dec 21	$5,726	$10,999	$5,651
Jan 22	$4,204	$10,459	$4,124
Feb 22	$4,494	$10,189	$4,405
Mar 22	$4,657	$10,410	$4,564
Apr 22	$3,114	$9,576	$3,050
May 22	$2,294	$9,588	$2,242
Jun 22	$1,351	$8,779	$1,317
Jul 22	$1,936	$9,393	$1,886
Aug 22	$1,851	$9,047	$1,801
Sep 22	$1,531	$8,181	$1,484
Oct 22	$1,453	$8,674	$1,403
Nov 22	$1,065	$9,347	$1,022
Dec 22	$838	$8,979	$798
Jan 23	$1,376	$9,623	$1,304
Feb 23	$1,317	$9,347	$1,245
Mar 23	$1,438	$9,635	$1,356
Apr 23	$1,644	$9,774	$1,546
May 23	$1,804	$9,669	$1,693
Jun 23	$2,097	$10,231	$1,949
Jul 23	$2,610	$10,605	$2,419
Aug 23	$1,990	$10,309	$1,842
Sep 23	$1,689	$9,883	$1,562
Oct 23	$1,729	$9,585	$1,594
Nov 23	$2,112	$10,470	$1,946
Dec 23	$3,191	$10,973	$2,936
Jan 24	$2,388	$11,037	$2,194
Feb 24	$3,081	$11,511	$2,824
Mar 24	$3,588	$11,872	$3,288
Apr 24	$2,749	$11,481	$2,521
May 24	$3,150	$11,947	$2,879
Jun 24	$3,701	$12,213	$3,384
Jul 24	$3,790	$12,410	$3,462
Aug 24	$3,289	$12,725	$3,003
Sep 24	$3,659	$13,021	$3,340
Oct 24	$4,122	$12,729	$3,763
Nov 24	$5,795	$13,205	$5,288
Dec 24	$4,622	$12,892	$4,217
Jan 25	$4,853	$13,325	$4,433
Feb 25	$3,797	$13,244	$3,463
Mar 25	$2,906	$12,721	$2,636
Apr 25	$3,321	$12,840	$3,021
May 25	$4,141	$13,578	$3,772
Jun 25	$5,290	$14,188	$4,805
Jul 25	$5,583	$14,380	$5,078
Aug 25	$5,718	$14,735	$5,198
Sep 25	$6,961	$15,269	$6,328

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Digital Transformation ETF	90.26%	(7.79)%
MVIS® Global Digital Assets Equity Index	89.47%	(9.73)%
MSCI ACWI Index	17.27%	9.93%

* Inception of Fund: 04/12/2021

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Apr. 12, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 321,291,072
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,024,859
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$321,291,072 Number of Portfolio Holdings23 Portfolio Turnover Rate74% Advisory Fees Paid$1,024,859
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		3.0%
Financials		27.6%
Information Technology		69.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

BitMine Immersion Technologies, Inc.	8.4%
Coinbase Global, Inc.	7.0%
IREN Ltd.	6.8%
Strategy, Inc.	6.4%
Circle Internet Group, Inc.	6.2%
Block, Inc.	5.6%
Cleanspark, Inc.	5.3%
Applied Digital Corp.	5.0%
Galaxy Digital, Inc.	4.8%
Riot Platforms, Inc.	4.7%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000202548
Shareholder Report [Line Items]
Fund Name	VanEck Durable High Dividend ETF
Class Name	VanEck Durable High Dividend ETF
Trading Symbol	DURA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Durable High Dividend ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Durable High Dividend ETF	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. dividend stocks, as a group, provided positive total return during the period but trailed the broad U.S. equity market due to higher exposure to value-oriented, cyclical companies.

  The Fund’s exposure to the financials, utilities, and energy sectors contributed the most to performance during the period.

  The largest individual contributors were Altria Group, Johnson and Johnson, and BlackRock.

  The Fund’s exposure to the materials, consumer staples, and health care sectors detracted the most during the period.

  The leading individual detractors were United Parcel Service, Merck & Co., and Dow.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	Morningstar® US Dividend Valuation Index
Oct 18	$10,000	$10,000	$10,000
Oct 18	$10,004	$10,109	$10,005
Nov 18	$10,489	$10,315	$10,495
Dec 18	$9,610	$9,384	$9,675
Jan 19	$10,138	$10,135	$10,142
Feb 19	$10,539	$10,461	$10,546
Mar 19	$10,789	$10,664	$10,799
Apr 19	$11,094	$11,096	$11,109
May 19	$10,432	$10,391	$10,449
Jun 19	$11,178	$11,123	$11,197
Jul 19	$11,221	$11,283	$11,245
Aug 19	$11,155	$11,104	$11,183
Sep 19	$11,341	$11,312	$11,373
Oct 19	$11,536	$11,557	$11,570
Nov 19	$11,833	$11,977	$11,871
Dec 19	$12,042	$12,338	$12,240
Jan 20	$11,939	$12,333	$11,983
Feb 20	$10,828	$11,318	$10,866
Mar 20	$9,646	$9,920	$9,677
Apr 20	$10,612	$11,192	$10,651
May 20	$10,807	$11,725	$10,848
Jun 20	$10,651	$11,958	$10,694
Jul 20	$10,976	$12,632	$11,022
Aug 20	$11,400	$13,540	$11,451
Sep 20	$11,198	$13,026	$11,253
Oct 20	$10,982	$12,679	$11,038
Nov 20	$11,954	$14,067	$12,018
Dec 20	$12,093	$14,608	$12,268
Jan 21	$11,878	$14,461	$11,947
Feb 21	$11,896	$14,859	$11,967
Mar 21	$12,846	$15,510	$12,928
Apr 21	$13,146	$16,338	$13,234
May 21	$13,346	$16,452	$13,439
Jun 21	$13,259	$16,836	$13,356
Jul 21	$13,642	$17,236	$13,744
Aug 21	$13,897	$17,760	$14,005
Sep 21	$13,202	$16,934	$13,304
Oct 21	$13,562	$18,121	$13,671
Nov 21	$13,066	$17,995	$13,175
Dec 21	$14,082	$18,801	$14,205
Jan 22	$14,051	$17,829	$14,176
Feb 22	$13,823	$17,295	$13,950
Mar 22	$14,259	$17,937	$14,396
Apr 22	$13,838	$16,373	$13,974
May 22	$14,234	$16,403	$14,377
Jun 22	$13,328	$15,049	$13,466
Jul 22	$13,752	$16,436	$13,898
Aug 22	$13,306	$15,766	$13,452
Sep 22	$12,334	$14,314	$12,471
Oct 22	$13,694	$15,473	$13,848
Nov 22	$14,698	$16,338	$14,866
Dec 22	$14,431	$15,396	$14,600
Jan 23	$14,479	$16,364	$14,653
Feb 23	$14,004	$15,964	$14,175
Mar 23	$14,172	$16,551	$14,353
Apr 23	$14,356	$16,809	$14,544
May 23	$13,902	$16,882	$14,087
Jun 23	$14,535	$17,997	$14,734
Jul 23	$14,900	$18,576	$15,106
Aug 23	$14,549	$18,280	$14,755
Sep 23	$13,926	$17,408	$14,127
Oct 23	$13,478	$17,042	$13,676
Nov 23	$14,095	$18,599	$14,306
Dec 23	$14,550	$19,444	$14,773
Jan 24	$14,429	$19,770	$14,654
Feb 24	$14,490	$20,826	$14,720
Mar 24	$15,152	$21,496	$15,402
Apr 24	$14,849	$20,618	$15,096
May 24	$15,075	$21,640	$15,329
Jun 24	$14,999	$22,417	$15,255
Jul 24	$15,773	$22,690	$16,046
Aug 24	$16,433	$23,240	$16,723
Sep 24	$16,543	$23,737	$16,841
Oct 24	$16,471	$23,521	$16,773
Nov 24	$16,826	$24,902	$17,140
Dec 24	$15,799	$24,308	$16,091
Jan 25	$16,059	$24,985	$16,360
Feb 25	$16,495	$24,659	$16,809
Mar 25	$16,544	$23,270	$16,866
Apr 25	$15,465	$23,112	$15,758
May 25	$15,686	$24,567	$15,986
Jun 25	$15,974	$25,816	$16,285
Jul 25	$16,225	$26,396	$16,547
Aug 25	$16,950	$26,931	$17,292
Sep 25	$16,754	$27,914	$17,098

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Durable High Dividend ETF	1.28%	8.39%	7.75%
Morningstar® US Dividend Valuation Index	1.52%	8.73%	8.06%
S&P 500 Index	17.60%	16.47%	16.00%

* Inception of Fund: 10/30/2018

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Oct. 30, 2018
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 44,115,761
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 133,870
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$44,115,761 Number of Portfolio Holdings72 Portfolio Turnover Rate66% Advisory Fees Paid$133,870
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.5%
Materials		1.0%
Communication Services		5.0%
Financials		5.1%
Information Technology		5.6%
Consumer Discretionary		6.6%
Industrials		7.4%
Utilities		10.5%
Energy		15.5%
Health Care		19.4%
Consumer Staples		23.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Johnson & Johnson	5.1%
Exxon Mobil Corp.	5.1%
Verizon Communications, Inc.	5.0%
Chevron Corp.	4.9%
Philip Morris International, Inc.	4.9%
Merck & Co., Inc.	4.5%
The Coca-Cola Co.	4.4%
PepsiCo, Inc.	4.3%
Altria Group, Inc.	4.0%
Amgen, Inc.	2.9%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000161562
Shareholder Report [Line Items]
Fund Name	VanEck Energy Income ETF
Class Name	VanEck Energy Income ETF
Trading Symbol	EINC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Energy Income ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Energy Income ETF	$51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The energy infrastructure and midstream master limited partnerships segment posted strong performance over the period, supported by global energy needs and strength in natural gas pipelines, despite some weakness in crude oil prices.

  The leading individual contributors during the period were Williams Companies, Enbridge, and DT Midstream.

  The leading individual detractors during the period were ONEOK, Summit Midstream, and Mattr.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® North America Energy Infrastructure Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,886	$10,785	$10,903
Nov 15	$9,427	$10,696	$9,326
Dec 15	$7,073	$10,503	$6,982
Jan 16	$6,438	$9,869	$6,341
Feb 16	$5,693	$9,802	$5,538
Mar 16	$6,416	$10,528	$6,249
Apr 16	$7,171	$10,683	$6,997
May 16	$7,482	$10,697	$7,312
Jun 16	$7,739	$10,632	$7,571
Jul 16	$8,100	$11,090	$7,928
Aug 16	$8,387	$11,128	$8,222
Sep 16	$8,583	$11,196	$8,419
Oct 16	$8,527	$11,006	$8,370
Nov 16	$8,636	$11,089	$8,484
Dec 16	$8,887	$11,329	$8,738
Jan 17	$9,376	$11,639	$9,225
Feb 17	$9,133	$11,965	$8,950
Mar 17	$8,960	$12,112	$8,775
Apr 17	$8,863	$12,300	$8,679
May 17	$8,363	$12,572	$8,158
Jun 17	$8,360	$12,629	$8,157
Jul 17	$8,724	$12,982	$8,514
Aug 17	$8,478	$13,032	$8,241
Sep 17	$8,662	$13,283	$8,424
Oct 17	$8,633	$13,559	$8,398
Nov 17	$8,405	$13,822	$8,145
Dec 17	$8,626	$14,045	$8,364
Jan 18	$9,064	$14,837	$8,800
Feb 18	$8,478	$14,214	$8,190
Mar 18	$7,931	$13,910	$7,659
Apr 18	$8,520	$14,042	$8,234
May 18	$8,565	$14,060	$8,247
Jun 18	$8,430	$13,984	$8,120
Jul 18	$8,809	$14,406	$8,491
Aug 18	$8,601	$14,519	$8,251
Sep 18	$8,649	$14,582	$8,304
Oct 18	$8,065	$13,489	$7,741
Nov 18	$7,803	$13,686	$7,447
Dec 18	$6,880	$12,722	$6,559
Jan 19	$7,824	$13,727	$7,473
Feb 19	$8,023	$14,094	$7,635
Mar 19	$8,212	$14,271	$7,823
Apr 19	$8,376	$14,753	$7,979
May 19	$8,114	$13,878	$7,692
Jun 19	$8,307	$14,787	$7,892
Jul 19	$8,435	$14,830	$8,011
Aug 19	$7,998	$14,478	$7,552
Sep 19	$7,985	$14,783	$7,604
Oct 19	$7,913	$15,188	$7,529
Nov 19	$7,518	$15,558	$7,115
Dec 19	$8,110	$16,106	$7,632
Jan 20	$7,788	$15,928	$7,330
Feb 20	$7,024	$14,642	$6,607
Mar 20	$4,102	$12,665	$3,823
Apr 20	$5,491	$14,022	$5,148
May 20	$5,891	$14,632	$5,527
Jun 20	$5,740	$15,099	$5,387
Jul 20	$5,748	$15,898	$5,396
Aug 20	$5,941	$16,871	$5,593
Sep 20	$5,282	$16,327	$4,968
Oct 20	$5,290	$15,930	$4,979
Nov 20	$6,329	$17,894	$5,983
Dec 20	$6,448	$18,724	$6,099
Jan 21	$6,714	$18,639	$6,356
Feb 21	$7,201	$19,071	$6,833
Mar 21	$7,725	$19,580	$7,331
Apr 21	$8,143	$20,436	$7,731
May 21	$8,640	$20,754	$8,211
Jun 21	$8,985	$21,028	$8,548
Jul 21	$8,638	$21,173	$8,220
Aug 21	$8,518	$21,703	$8,113
Sep 21	$8,920	$20,806	$8,502
Oct 21	$9,446	$21,868	$9,007
Nov 21	$8,770	$21,342	$8,362
Dec 21	$8,898	$22,195	$8,491
Jan 22	$9,661	$21,105	$9,224
Feb 22	$10,093	$20,560	$9,644
Mar 22	$10,825	$21,005	$10,352
Apr 22	$10,577	$19,324	$10,122
May 22	$11,271	$19,347	$10,792
Jun 22	$9,803	$17,716	$9,391
Jul 22	$10,818	$18,953	$10,370
Aug 22	$10,814	$18,255	$10,373
Sep 22	$9,704	$16,508	$9,318
Oct 22	$10,823	$17,504	$10,397
Nov 22	$11,284	$18,862	$10,841
Dec 22	$10,604	$18,119	$10,201
Jan 23	$11,066	$19,418	$10,649
Feb 23	$10,634	$18,862	$10,243
Mar 23	$10,599	$19,443	$10,214
Apr 23	$10,834	$19,723	$10,445
May 23	$10,426	$19,511	$10,057
Jun 23	$11,190	$20,644	$10,806
Jul 23	$11,690	$21,400	$11,295
Aug 23	$11,650	$20,802	$11,260
Sep 23	$11,519	$19,942	$11,145
Oct 23	$11,525	$19,342	$11,151
Nov 23	$12,367	$21,127	$11,975
Dec 23	$12,273	$22,142	$11,899
Jan 24	$12,337	$22,272	$11,966
Feb 24	$12,835	$23,228	$12,450
Mar 24	$13,711	$23,957	$13,311
Apr 24	$13,597	$23,167	$13,206
May 24	$14,141	$24,108	$13,742
Jun 24	$14,539	$24,644	$14,140
Jul 24	$14,964	$25,042	$14,559
Aug 24	$15,577	$25,678	$15,163
Sep 24	$15,676	$26,274	$15,275
Oct 24	$16,362	$25,685	$15,947
Nov 24	$18,608	$26,645	$18,154
Dec 24	$17,475	$26,015	$17,061
Jan 25	$18,045	$26,888	$17,629
Feb 25	$18,401	$26,726	$17,986
Mar 25	$18,662	$25,670	$18,254
Apr 25	$17,688	$25,909	$17,301
May 25	$18,144	$27,399	$17,755
Jun 25	$18,656	$28,629	$18,269
Jul 25	$18,472	$29,017	$18,102
Aug 25	$18,635	$29,734	$18,268
Sep 25	$18,967	$30,811	$18,607

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Energy Income ETF	21.00%	29.13%	6.61%
MVIS® North America Energy Infrastructure Index	21.81%	30.23%	6.41%
MSCI ACWI Index	17.27%	13.54%	11.91%

Index data prior to December 2, 2019 reflects that of the Solactive High Income MLP Index. All Index history reflects a blend of the performance of the Indexes.

VanEck Energy Income ETF is the successor to the Yorkville High Income MLP ETF pursuant to a reorganization that took place on February 22, 2016. Prior to that date, the Fund had no investment operations. Accordingly, for periods prior to that date, the Fund performance information is that of the Yorkville High Income MLP ETF.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 73,397,526
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 340,409
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$73,397,526 Number of Portfolio Holdings31 Portfolio Turnover Rate13% Advisory Fees Paid$340,409
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Utilities		4.5%
Energy		95.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

The Williams Companies, Inc.	8.4%
Enbridge, Inc.	8.1%
Cheniere Energy, Inc.	6.8%
TC Energy Corp.	6.7%
Kinder Morgan, Inc.	6.1%
ONEOK, Inc.	5.3%
Targa Resources Corp.	5.0%
DT Midstream, Inc.	4.6%
Pembina Pipeline Corp.	4.6%
AltaGas Ltd.	4.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000037683
Shareholder Report [Line Items]
Fund Name	VanEck Environmental Services ETF
Class Name	VanEck Environmental Services ETF
Trading Symbol	EVX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Environmental Services ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Environmental Services ETF	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Environmental equities gained momentum over the period, supported by ongoing infrastructure investment, government incentives, and continued strength in waste management and pollution control industries.

  The Industrials and Materials sectors drove Fund performance, led by companies such as CECO Environmental, which benefited from strong demand for air pollution control equipment, as well as other waste and recycling firms that saw resilient earnings growth.

  Consumer Staples modestly detracted from performance due to weakness among environmental packaging securities.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	NYSE Arca Environmental Services Index (TR)
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,444	$10,785	$10,448
Nov 15	$10,449	$10,696	$10,457
Dec 15	$10,124	$10,503	$10,143
Jan 16	$9,987	$9,869	$10,010
Feb 16	$10,094	$9,802	$10,123
Mar 16	$11,183	$10,528	$11,222
Apr 16	$11,157	$10,683	$11,199
May 16	$11,292	$10,697	$11,339
Jun 16	$11,765	$10,632	$11,817
Jul 16	$11,983	$11,090	$12,042
Aug 16	$12,054	$11,128	$12,120
Sep 16	$12,075	$11,196	$12,147
Oct 16	$12,032	$11,006	$12,108
Nov 16	$12,900	$11,089	$12,988
Dec 16	$13,161	$11,329	$13,256
Jan 17	$13,126	$11,639	$13,229
Feb 17	$13,466	$11,965	$13,575
Mar 17	$13,569	$12,112	$13,687
Apr 17	$13,716	$12,300	$13,843
May 17	$13,681	$12,572	$13,812
Jun 17	$13,800	$12,629	$13,941
Jul 17	$14,217	$12,982	$14,367
Aug 17	$14,016	$13,032	$14,173
Sep 17	$15,011	$13,283	$15,186
Oct 17	$15,140	$13,559	$15,323
Nov 17	$14,993	$13,822	$15,182
Dec 17	$15,230	$14,045	$15,432
Jan 18	$15,565	$14,837	$15,778
Feb 18	$15,065	$14,214	$15,279
Mar 18	$14,943	$13,910	$15,166
Apr 18	$14,802	$14,042	$15,030
May 18	$15,676	$14,060	$15,908
Jun 18	$15,917	$13,984	$16,159
Jul 18	$16,792	$14,406	$17,054
Aug 18	$17,040	$14,519	$17,315
Sep 18	$17,016	$14,582	$17,295
Oct 18	$15,926	$13,489	$16,197
Nov 18	$16,459	$13,686	$16,747
Dec 18	$14,754	$12,722	$15,024
Jan 19	$16,214	$13,727	$16,517
Feb 19	$16,908	$14,094	$17,232
Mar 19	$17,108	$14,271	$17,445
Apr 19	$17,812	$14,753	$18,170
May 19	$16,951	$13,878	$17,301
Jun 19	$18,170	$14,787	$18,556
Jul 19	$18,418	$14,830	$18,817
Aug 19	$18,106	$14,478	$18,507
Sep 19	$18,427	$14,783	$18,860
Oct 19	$18,229	$15,188	$18,664
Nov 19	$18,564	$15,558	$19,017
Dec 19	$18,917	$16,106	$19,384
Jan 20	$18,813	$15,928	$19,284
Feb 20	$17,672	$14,642	$18,120
Mar 20	$13,712	$12,665	$14,087
Apr 20	$15,102	$14,022	$15,466
May 20	$16,323	$14,632	$16,682
Jun 20	$16,519	$15,099	$16,847
Jul 20	$17,271	$15,898	$17,622
Aug 20	$17,742	$16,871	$18,113
Sep 20	$17,648	$16,327	$18,026
Oct 20	$17,614	$15,930	$18,000
Nov 20	$20,437	$17,894	$20,896
Dec 20	$21,406	$18,724	$21,902
Jan 21	$21,053	$18,639	$21,550
Feb 21	$21,764	$19,071	$22,287
Mar 21	$23,538	$19,580	$24,126
Apr 21	$24,913	$20,436	$25,546
May 21	$25,137	$20,754	$25,786
Jun 21	$25,153	$21,028	$25,810
Jul 21	$25,801	$21,173	$26,484
Aug 21	$26,357	$21,703	$27,066
Sep 21	$25,502	$20,806	$26,197
Oct 21	$27,860	$21,868	$28,630
Nov 21	$26,996	$21,342	$27,756
Dec 21	$27,340	$22,195	$28,121
Jan 22	$23,986	$21,105	$24,685
Feb 22	$24,843	$20,560	$25,573
Mar 22	$27,050	$21,005	$27,850
Apr 22	$25,623	$19,324	$26,389
May 22	$25,274	$19,347	$26,032
Jun 22	$23,223	$17,716	$23,920
Jul 22	$25,578	$18,953	$26,356
Aug 22	$25,646	$18,255	$26,437
Sep 22	$23,319	$16,508	$24,055
Oct 22	$25,179	$17,504	$25,973
Nov 22	$26,167	$18,862	$27,001
Dec 22	$24,394	$18,119	$25,180
Jan 23	$26,204	$19,418	$27,055
Feb 23	$25,899	$18,862	$26,749
Mar 23	$26,086	$19,443	$26,924
Apr 23	$25,796	$19,723	$26,636
May 23	$25,560	$19,511	$26,406
Jun 23	$28,949	$20,644	$29,919
Jul 23	$29,012	$21,400	$29,985
Aug 23	$27,782	$20,802	$28,666
Sep 23	$25,708	$19,942	$26,442
Oct 23	$24,218	$19,342	$24,916
Nov 23	$25,978	$21,127	$26,734
Dec 23	$27,597	$22,142	$28,409
Jan 24	$26,710	$22,272	$27,501
Feb 24	$29,295	$23,228	$30,165
Mar 24	$30,294	$23,957	$31,210
Apr 24	$29,142	$23,167	$30,036
May 24	$30,038	$24,108	$30,974
Jun 24	$30,839	$24,644	$31,822
Jul 24	$31,910	$25,042	$32,937
Aug 24	$32,633	$25,678	$33,692
Sep 24	$32,671	$26,274	$33,733
Oct 24	$32,775	$25,685	$33,841
Nov 24	$34,712	$26,645	$35,854
Dec 24	$31,186	$26,015	$32,226
Jan 25	$32,255	$26,888	$33,344
Feb 25	$32,828	$26,726	$33,952
Mar 25	$32,188	$25,670	$33,306
Apr 25	$32,339	$25,909	$33,476
May 25	$34,074	$27,399	$35,288
Jun 25	$34,772	$28,629	$36,028
Jul 25	$35,170	$29,017	$36,457
Aug 25	$36,227	$29,734	$37,571
Sep 25	$35,393	$30,811	$36,724

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Environmental Services ETF	8.33%	14.93%	13.47%
NYSE Arca Environmental Services Index (TR)	8.87%	15.29%	13.89%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 91,490,513
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 359,919
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$91,490,513 Number of Portfolio Holdings21 Portfolio Turnover Rate23% Advisory Fees Paid$359,919
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Energy		2.0%
Consumer Staples		4.2%
Health Care		4.5%
Materials		14.6%
Industrials		74.7%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Ecolab, Inc.	10.2%
Waste Management, Inc.	10.1%
Republic Services, Inc.	10.0%
Waste Connections, Inc.	10.0%
Casella Waste Systems, Inc.	4.9%
CECO Environmental Corp.	4.7%
ABM Industries, Inc.	4.6%
GFL Environmental, Inc.	4.6%
Donaldson Co., Inc.	4.5%
Veralto Corp.	4.5%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended September 30, 2025:

On June 4, 2025, it was announced that after the close of trading on the NYSE Arca, Inc., on December 19, 2025, the Fund's benchmark index will be the MarketVector Global Environmental Services Index and the Fund’s investment objective and principal investment strategy will change in connection therewith. In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the period of the transition, the Fund is likely to incur higher tracking error than is typical for the Fund.

Material Fund Change Objectives [Text Block]

On June 4, 2025, it was announced that after the close of trading on the NYSE Arca, Inc., on December 19, 2025, the Fund's benchmark index will be the MarketVector Global Environmental Services Index and the Fund’s investment objective and principal investment strategy will change in connection therewith. In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the period of the transition, the Fund is likely to incur higher tracking error than is typical for the Fund.

Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended September 30, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000252161
Shareholder Report [Line Items]
Fund Name	VanEck Fabless Semiconductor ETF
Class Name	VanEck Fabless Semiconductor ETF
Trading Symbol	SMHX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Fabless Semiconductor ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fabless Semiconductor ETF	$44	0.35%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Fabless semiconductor stocks posted strong gains for the fiscal year, supported by AI-related demand, new chip design cycles, and solid end-market growth across data center and communications segments.

  Astera Labs was the top contributor, driven by strong demand for connectivity chips used in AI infrastructure. Broadcom and NVIDIA also added meaningfully on continued strength in data center and networking solutions.

  Broader sector performance remained solid, with only limited weakness among select smaller chip designers, which had minimal impact on overall Fund results.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MarketVector™ US Listed Fabless Semiconductor Index
Aug 24	$10,000	$10,000	$10,000
Aug 24	$9,971	$10,036	$9,971
Sep 24	$10,160	$10,269	$10,161
Oct 24	$10,221	$10,039	$10,224
Nov 24	$10,893	$10,414	$10,897
Dec 24	$11,563	$10,168	$11,569
Jan 25	$11,479	$10,509	$11,489
Feb 25	$10,422	$10,446	$10,433
Mar 25	$9,238	$10,033	$9,249
Apr 25	$9,389	$10,127	$9,403
May 25	$10,767	$10,709	$10,786
Jun 25	$12,405	$11,190	$12,428
Jul 25	$13,480	$11,341	$13,508
Aug 25	$13,926	$11,621	$13,959
Sep 25	$15,168	$12,043	$15,208

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Fabless Semiconductor ETF	49.29%	46.39%
MarketVector™ US Listed Fabless Semiconductor Index	49.67%	46.74%
MSCI ACWI Index	17.27%	18.53%

* Inception of Fund: 08/27/2024

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Aug. 27, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 164,706,817
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 173,684
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$164,706,817 Number of Portfolio Holdings22 Portfolio Turnover Rate20% Advisory Fees Paid$173,684
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Application Software		10.4%
Semiconductors		89.6%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	20.1%
Broadcom, Inc.	12.8%
Rambus, Inc.	5.6%
Synopsys, Inc.	5.5%
Marvell Technology, Inc.	5.4%
Qualcomm, Inc.	5.0%
Cadence Design Systems, Inc.	4.9%
Advanced Micro Devices, Inc.	4.8%
Monolithic Power Systems, Inc.	4.6%
ARM Holdings PLC	4.0%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000057274
Shareholder Report [Line Items]
Fund Name	VanEck Gaming ETF
Class Name	VanEck Gaming ETF
Trading Symbol	BJK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Gaming ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gaming ETF	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Gaming equities posted a small gain for the fiscal year, supported by steady global leisure spending and the continued expansion of regulated online wagering markets.

  Consumer Discretionary drove Fund performance, led by Wynn Resorts and Flutter Entertainment, which benefited from resilient visitation trends, strong digital engagement and solid earnings growth across key markets.

  Offsetting gains were softer results from Churchill Downs and Caesars Entertainment, due to higher operating costs and uneven demand in certain U.S. gaming regions.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Gaming Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$11,308	$10,785	$11,358
Nov 15	$10,785	$10,696	$10,816
Dec 15	$11,031	$10,503	$11,109
Jan 16	$10,741	$9,869	$10,705
Feb 16	$10,926	$9,802	$10,961
Mar 16	$11,869	$10,528	$11,905
Apr 16	$11,412	$10,683	$11,490
May 16	$11,695	$10,697	$11,748
Jun 16	$11,017	$10,632	$11,009
Jul 16	$11,988	$11,090	$12,041
Aug 16	$11,897	$11,128	$11,970
Sep 16	$12,623	$11,196	$12,649
Oct 16	$12,257	$11,006	$12,349
Nov 16	$12,857	$11,089	$12,959
Dec 16	$12,254	$11,329	$12,360
Jan 17	$12,578	$11,639	$12,679
Feb 17	$12,776	$11,965	$12,869
Mar 17	$13,597	$12,112	$13,680
Apr 17	$14,112	$12,300	$14,220
May 17	$14,350	$12,572	$14,451
Jun 17	$14,634	$12,629	$14,739
Jul 17	$14,638	$12,982	$14,758
Aug 17	$14,642	$13,032	$14,741
Sep 17	$15,348	$13,283	$15,450
Oct 17	$15,344	$13,559	$15,461
Nov 17	$16,133	$13,822	$16,233
Dec 17	$17,144	$14,045	$17,323
Jan 18	$18,143	$14,837	$18,332
Feb 18	$17,266	$14,214	$17,501
Mar 18	$17,019	$13,910	$17,144
Apr 18	$17,339	$14,042	$17,581
May 18	$18,173	$14,060	$18,441
Jun 18	$16,897	$13,984	$17,140
Jul 18	$17,015	$14,406	$17,224
Aug 18	$15,828	$14,519	$16,043
Sep 18	$14,656	$14,582	$14,880
Oct 18	$13,075	$13,489	$13,249
Nov 18	$13,362	$13,686	$13,527
Dec 18	$12,645	$12,722	$12,834
Jan 19	$14,354	$13,727	$14,514
Feb 19	$14,350	$14,094	$14,564
Mar 19	$13,999	$14,271	$14,190
Apr 19	$14,983	$14,753	$15,197
May 19	$13,290	$13,878	$13,507
Jun 19	$14,308	$14,787	$14,526
Jul 19	$14,364	$14,830	$14,658
Aug 19	$13,639	$14,478	$13,876
Sep 19	$13,963	$14,783	$14,198
Oct 19	$15,120	$15,188	$15,391
Nov 19	$15,415	$15,558	$15,678
Dec 19	$16,461	$16,106	$16,749
Jan 20	$15,570	$15,928	$15,936
Feb 20	$14,375	$14,642	$14,502
Mar 20	$10,152	$12,665	$10,367
Apr 20	$12,420	$14,022	$12,657
May 20	$13,233	$14,632	$13,408
Jun 20	$13,119	$15,099	$13,282
Jul 20	$13,403	$15,898	$13,651
Aug 20	$15,203	$16,871	$15,512
Sep 20	$15,363	$16,327	$15,624
Oct 20	$14,396	$15,930	$14,664
Nov 20	$17,220	$17,894	$17,593
Dec 20	$18,409	$18,724	$18,787
Jan 21	$17,818	$18,639	$18,225
Feb 21	$20,768	$19,071	$21,203
Mar 21	$21,024	$19,580	$21,456
Apr 21	$21,855	$20,436	$22,357
May 21	$21,603	$20,754	$22,049
Jun 21	$20,925	$21,028	$21,387
Jul 21	$19,103	$21,173	$19,539
Aug 21	$20,207	$21,703	$20,686
Sep 21	$19,059	$20,806	$19,576
Oct 21	$19,618	$21,868	$20,063
Nov 21	$16,644	$21,342	$17,081
Dec 21	$17,629	$22,195	$18,082
Jan 22	$16,732	$21,105	$17,048
Feb 22	$16,843	$20,560	$17,273
Mar 22	$15,901	$21,005	$16,400
Apr 22	$14,646	$19,324	$15,160
May 22	$14,551	$19,347	$14,952
Jun 22	$13,513	$17,716	$13,854
Jul 22	$14,418	$18,953	$14,783
Aug 22	$14,032	$18,255	$14,482
Sep 22	$13,013	$16,508	$13,438
Oct 22	$13,964	$17,504	$14,393
Nov 22	$15,927	$18,862	$16,286
Dec 22	$15,403	$18,119	$15,888
Jan 23	$17,472	$19,418	$17,956
Feb 23	$17,365	$18,862	$17,918
Mar 23	$17,762	$19,443	$18,298
Apr 23	$18,597	$19,723	$19,144
May 23	$17,146	$19,511	$17,684
Jun 23	$17,945	$20,644	$18,508
Jul 23	$18,715	$21,400	$19,311
Aug 23	$17,428	$20,802	$18,041
Sep 23	$15,947	$19,942	$16,532
Oct 23	$15,054	$19,342	$15,564
Nov 23	$15,987	$21,127	$16,562
Dec 23	$17,251	$22,142	$17,882
Jan 24	$17,230	$22,272	$17,918
Feb 24	$17,968	$23,228	$18,634
Mar 24	$17,644	$23,957	$18,309
Apr 24	$16,087	$23,167	$16,763
May 24	$16,262	$24,108	$16,835
Jun 24	$16,423	$24,644	$17,073
Jul 24	$16,598	$25,042	$17,237
Aug 24	$16,774	$25,678	$17,434
Sep 24	$18,241	$26,274	$18,958
Oct 24	$17,569	$25,685	$18,282
Nov 24	$18,260	$26,645	$18,968
Dec 24	$17,015	$26,015	$17,713
Jan 25	$17,259	$26,888	$17,966
Feb 25	$17,476	$26,726	$18,162
Mar 25	$15,716	$25,670	$16,323
Apr 25	$15,783	$25,909	$16,443
May 25	$16,504	$27,399	$17,199
Jun 25	$17,867	$28,629	$18,601
Jul 25	$18,792	$29,017	$19,608
Aug 25	$19,650	$29,734	$20,475
Sep 25	$18,744	$30,811	$19,540

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Gaming ETF	2.76%	4.06%	6.48%
MVIS® Global Gaming Index	3.07%	4.57%	6.93%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 26,935,306
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 95,802
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$26,935,306 Number of Portfolio Holdings34 Portfolio Turnover Rate16% Advisory Fees Paid$95,802
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		11.6%
Consumer Discretionary		88.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Aristocrat Leisure Ltd.	8.2%
Flutter Entertainment PLC	7.2%
VICI Properties, Inc.	7.1%
Las Vegas Sands Corp.	6.1%
Galaxy Entertainment Group Ltd.	5.8%
DraftKings, Inc.	5.5%
Evolution AB	4.9%
Wynn Resorts Ltd.	4.8%
Gaming and Leisure Properties, Inc.	4.5%
Sands China Ltd.	3.9%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000170115
Shareholder Report [Line Items]
Fund Name	VanEck Long/Flat Trend ETF
Class Name	VanEck Long/Flat Trend ETF
Trading Symbol	LFEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Long/Flat Trend ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Long/Flat Trend ETF	$58	0.55%
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted a solid gain for the fiscal year, supported by continued strength in U.S. equities as the S&P 500 advanced on resilient corporate earnings and AI-driven growth momentum.

  The Fund’s primary exposure was through the S&P 500 ETF (VOO) and cash positions, with equity exposure varying throughout the period based on the model’s risk signals. The Fund moved fully to cash in mid-April amid heightened volatility, re-entered equities partially in early May and returned to full exposure by mid-May as market conditions stabilized.

  Within the S&P 500, Nvidia was the largest individual contributor benefiting from sustained demand for AI-related graphics processing units (GPUs) and strong earnings growth, while energy sector exposure modestly detracted as weaker oil prices and softer demand weighed on performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	NDR CMG US Large Cap Long/Flat Index
Oct 17	$10,000	$10,000	$10,000
Oct 17	$10,152	$10,158	$10,158
Nov 17	$10,419	$10,470	$10,430
Dec 17	$10,479	$10,586	$10,520
Jan 18	$11,100	$11,192	$11,123
Feb 18	$10,683	$10,780	$10,713
Mar 18	$10,411	$10,506	$10,440
Apr 18	$10,415	$10,546	$10,454
May 18	$10,615	$10,800	$10,659
Jun 18	$10,675	$10,866	$10,715
Jul 18	$10,980	$11,271	$11,039
Aug 18	$11,265	$11,638	$11,336
Sep 18	$11,325	$11,704	$11,400
Oct 18	$10,547	$10,904	$10,621
Nov 18	$10,739	$11,127	$10,838
Dec 18	$10,007	$10,122	$10,078
Jan 19	$10,437	$10,933	$10,520
Feb 19	$10,583	$11,284	$10,658
Mar 19	$10,737	$11,503	$10,822
Apr 19	$11,166	$11,969	$11,260
May 19	$10,449	$11,208	$10,544
Jun 19	$11,174	$11,998	$11,287
Jul 19	$11,334	$12,171	$11,450
Aug 19	$11,143	$11,978	$11,268
Sep 19	$11,357	$12,202	$11,479
Oct 19	$11,600	$12,466	$11,728
Nov 19	$12,015	$12,919	$12,153
Dec 19	$12,367	$13,309	$12,520
Jan 20	$12,357	$13,304	$12,515
Feb 20	$11,350	$12,209	$11,485
Mar 20	$9,934	$10,701	$10,066
Apr 20	$11,191	$12,072	$11,357
May 20	$11,713	$12,647	$11,898
Jun 20	$11,918	$12,899	$12,134
Jul 20	$12,612	$13,626	$12,819
Aug 20	$13,484	$14,606	$13,740
Sep 20	$12,972	$14,051	$13,218
Oct 20	$12,636	$13,677	$12,866
Nov 20	$14,012	$15,174	$14,275
Dec 20	$14,233	$15,758	$14,824
Jan 21	$14,373	$15,599	$14,674
Feb 21	$14,764	$16,029	$15,079
Mar 21	$15,432	$16,731	$15,739
Apr 21	$16,241	$17,624	$16,579
May 21	$16,341	$17,747	$16,695
Jun 21	$16,703	$18,161	$17,085
Jul 21	$17,104	$18,592	$17,490
Aug 21	$17,601	$19,158	$18,022
Sep 21	$16,772	$18,267	$17,184
Oct 21	$17,943	$19,546	$18,388
Nov 21	$17,803	$19,411	$18,261
Dec 21	$18,603	$20,281	$19,079
Jan 22	$17,620	$19,231	$18,092
Feb 22	$17,087	$18,656	$17,550
Mar 22	$17,726	$19,348	$18,202
Apr 22	$16,164	$17,661	$16,614
May 22	$15,694	$17,693	$16,136
Jun 22	$15,693	$16,233	$16,156
Jul 22	$15,697	$17,730	$16,168
Aug 22	$14,538	$17,007	$14,988
Sep 22	$14,139	$15,440	$14,593
Oct 22	$14,513	$16,690	$14,994
Nov 22	$14,944	$17,623	$15,446
Dec 22	$14,514	$16,608	$15,006
Jan 23	$15,089	$17,651	$15,613
Feb 23	$14,706	$17,221	$15,232
Mar 23	$15,410	$17,853	$15,977
Apr 23	$15,495	$18,132	$16,081
May 23	$15,569	$18,210	$16,151
Jun 23	$16,575	$19,414	$17,219
Jul 23	$17,111	$20,037	$17,772
Aug 23	$16,826	$19,718	$17,489
Sep 23	$16,022	$18,778	$16,655
Oct 23	$15,667	$18,383	$16,305
Nov 23	$16,612	$20,062	$17,291
Dec 23	$17,364	$20,974	$18,077
Jan 24	$17,636	$21,326	$18,381
Feb 24	$18,546	$22,465	$19,362
Mar 24	$19,146	$23,188	$19,985
Apr 24	$18,372	$22,241	$19,169
May 24	$19,287	$23,343	$20,119
Jun 24	$19,966	$24,181	$20,841
Jul 24	$20,189	$24,475	$21,095
Aug 24	$20,663	$25,069	$21,606
Sep 24	$21,104	$25,604	$22,068
Oct 24	$20,894	$25,372	$21,868
Nov 24	$22,116	$26,862	$23,151
Dec 24	$21,593	$26,221	$22,600
Jan 25	$22,165	$26,951	$23,229
Feb 25	$21,876	$26,600	$22,926
Mar 25	$20,640	$25,101	$21,634
Apr 25	$19,859	$24,931	$20,853
May 25	$20,470	$26,500	$21,525
Jun 25	$21,519	$27,848	$22,619
Jul 25	$21,999	$28,473	$23,127
Aug 25	$22,445	$29,050	$23,596
Sep 25	$23,230	$30,110	$24,457

Performance Inception Date	Oct. 04, 2017
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 27,964,258
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 64,685
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$27,964,258 Number of Portfolio Holdings1 Portfolio Turnover Rate91% Advisory Fees Paid$64,685
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.4%
Exchanged Traded Fund		99.6%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended September 30, 2025:

The Fund's net expense ratio decreased to 0.55% for the year ended September 30, 2025 from 0.61% for the year ended September 30, 2024 due to a decrease in interest expense.

Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased to 0.55% for the year ended September 30, 2025 from 0.61% for the year ended September 30, 2024 due to a decrease in interest expense.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended September 30, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000204594
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Global Wide Moat ETF
Class Name	VanEck Morningstar Global Wide Moat ETF
Trading Symbol	MOTG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Morningstar Global Wide Moat ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Global Wide Moat ETF	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted strong performance for the period. Global equities gains were concentrated in U.S. large growth stocks where strong earnings tied closely to the AI theme. International markets were mixed amid global tariff uncertainty.

  The Fund’s exposure to industrials and communication services were the leading sector contributors to performance and Germany and the United Kingdom from a country perspective.

  The leading individual contributors were Rheinmetall AG, a defense and automotive company; Dassault Aviation, an aerospace and defense manufacturer; and Oracle.

  The Fund’s exposure to Sweden and Belgium detracted most from performance along with its exposure to materials.

  The leading individual detractors were International Flavors & Fragrances, DSM- Firmenich AG, a Dutch health, nutrition, and biosciences company, and The Campbell’s Company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	Morningstar® Global Wide Moat Focus Index
Oct 18	$10,000	$10,000	$10,000
Oct 18	$10,115	$10,134	$10,133
Nov 18	$10,549	$10,282	$10,560
Dec 18	$9,759	$9,558	$9,778
Jan 19	$10,414	$10,312	$10,443
Feb 19	$10,736	$10,588	$10,777
Mar 19	$10,807	$10,721	$10,839
Apr 19	$11,189	$11,083	$11,237
May 19	$10,569	$10,426	$10,622
Jun 19	$11,268	$11,109	$11,294
Jul 19	$11,385	$11,141	$11,424
Aug 19	$11,261	$10,877	$11,293
Sep 19	$11,501	$11,106	$11,534
Oct 19	$11,763	$11,410	$11,804
Nov 19	$12,149	$11,688	$12,191
Dec 19	$12,495	$12,100	$12,549
Jan 20	$12,547	$11,966	$12,623
Feb 20	$11,566	$11,000	$11,585
Mar 20	$10,159	$9,515	$10,222
Apr 20	$11,379	$10,534	$11,435
May 20	$12,006	$10,992	$12,018
Jun 20	$12,203	$11,343	$12,240
Jul 20	$12,640	$11,943	$12,685
Aug 20	$13,400	$12,674	$13,460
Sep 20	$13,076	$12,266	$13,113
Oct 20	$12,698	$11,967	$12,748
Nov 20	$14,104	$13,443	$14,173
Dec 20	$14,531	$14,067	$14,595
Jan 21	$14,576	$14,003	$14,639
Feb 21	$14,883	$14,327	$14,933
Mar 21	$15,369	$14,710	$15,429
Apr 21	$16,084	$15,353	$16,168
May 21	$16,353	$15,592	$16,459
Jun 21	$16,364	$15,797	$16,444
Jul 21	$16,492	$15,906	$16,584
Aug 21	$16,862	$16,304	$16,967
Sep 21	$16,083	$15,631	$16,209
Oct 21	$16,681	$16,429	$16,777
Nov 21	$15,847	$16,033	$15,972
Dec 21	$16,634	$16,674	$16,775
Jan 22	$16,328	$15,855	$16,426
Feb 22	$16,103	$15,446	$16,253
Mar 22	$16,189	$15,780	$16,363
Apr 22	$15,123	$14,517	$15,314
May 22	$15,372	$14,534	$15,512
Jun 22	$14,202	$13,309	$14,313
Jul 22	$15,191	$14,239	$15,313
Aug 22	$14,401	$13,714	$14,555
Sep 22	$12,961	$12,402	$13,118
Oct 22	$13,897	$13,150	$14,043
Nov 22	$15,202	$14,170	$15,305
Dec 22	$14,747	$13,612	$14,922
Jan 23	$15,795	$14,588	$15,937
Feb 23	$15,204	$14,170	$15,383
Mar 23	$15,491	$14,607	$15,649
Apr 23	$15,665	$14,817	$15,830
May 23	$15,061	$14,658	$15,224
Jun 23	$15,913	$15,509	$16,081
Jul 23	$16,387	$16,077	$16,575
Aug 23	$15,561	$15,628	$15,764
Sep 23	$14,794	$14,981	$14,996
Oct 23	$14,214	$14,531	$14,378
Nov 23	$15,429	$15,872	$15,621
Dec 23	$16,399	$16,634	$16,620
Jan 24	$16,103	$16,732	$16,350
Feb 24	$16,655	$17,450	$16,884
Mar 24	$17,156	$17,998	$17,401
Apr 24	$16,451	$17,404	$16,744
May 24	$16,991	$18,111	$17,192
Jun 24	$16,784	$18,514	$17,048
Jul 24	$17,692	$18,813	$17,961
Aug 24	$18,569	$19,291	$18,838
Sep 24	$19,073	$19,739	$19,390
Oct 24	$18,106	$19,296	$18,433
Nov 24	$18,652	$20,017	$18,943
Dec 24	$17,945	$19,544	$18,291
Jan 25	$18,986	$20,200	$19,353
Feb 25	$19,441	$20,078	$19,748
Mar 25	$19,251	$19,285	$19,555
Apr 25	$19,350	$19,465	$19,687
May 25	$20,380	$20,583	$20,784
Jun 25	$20,956	$21,508	$21,355
Jul 25	$21,138	$21,799	$21,615
Aug 25	$21,656	$22,338	$22,093
Sep 25	$22,282	$23,147	$22,727

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Morningstar Global Wide Moat ETF	16.82%	11.25%	12.28%
Morningstar® Global Wide Moat Focus Index	17.21%	11.63%	12.60%
MSCI ACWI Index	17.27%	13.54%	12.90%

* Inception of Fund: 10/30/2018

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Oct. 30, 2018
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 18,051,635
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$18,051,635 Number of Portfolio Holdings79 Portfolio Turnover Rate85% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.7%
Financials		7.5%
Communication Services		10.0%
Consumer Discretionary		11.3%
Information Technology		12.8%
Consumer Staples		14.2%
Health Care		14.7%
Industrials		28.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Baidu, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Tencent Holdings Ltd.	2.3%
Rheinmetall AG	2.2%
BAE Systems PLC	2.1%
GSK PLC	2.1%
Hoya Corp.	2.1%
JD.com, Inc.	2.1%
FANUC Corp.	2.0%
US Bancorp	2.0%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000155517
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar International Moat ETF
Class Name	VanEck Morningstar International Moat ETF
Trading Symbol	MOTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Morningstar International Moat ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar International Moat ETF	$62	0.58%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted strong performance for the period as investors generally sought diversification from U.S. markets amid global trade uncertainties and a weakening US dollar.

  The Fund’s exposure to the industrials and consumer discretionary sectors were the leading sector contributors to performance for the period and the Fund’s exposure to Germany and the United Kingdom contributed the most from a country perspective.

  The leading individual contributors were Rheinmetall, a defense and automotive company, Alibaba, and Baidu.

  The Fund’s exposure to France and Spain were the largest detractors along with its materials sector exposure.

  The leading individual detractors were benefits and payment solutions firm Edenred SE; PDD Holdings, a Chinese e-commerce company; and Elekta AB, a medical technology company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	Morningstar® Global Markets ex-US Wide Moat Focus Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,653	$10,785	$10,710
Nov 15	$10,487	$10,696	$10,531
Dec 15	$10,224	$10,503	$10,320
Jan 16	$9,645	$9,869	$9,641
Feb 16	$9,649	$9,802	$9,726
Mar 16	$10,498	$10,528	$10,591
Apr 16	$10,628	$10,683	$10,742
May 16	$10,426	$10,697	$10,518
Jun 16	$9,988	$10,632	$10,025
Jul 16	$10,407	$11,090	$10,507
Aug 16	$10,513	$11,128	$10,627
Sep 16	$10,791	$11,196	$10,874
Oct 16	$10,460	$11,006	$10,588
Nov 16	$10,639	$11,089	$10,777
Dec 16	$10,747	$11,329	$10,916
Jan 17	$11,322	$11,639	$11,475
Feb 17	$11,569	$11,965	$11,733
Mar 17	$11,959	$12,112	$12,124
Apr 17	$12,183	$12,300	$12,362
May 17	$12,704	$12,572	$12,888
Jun 17	$12,743	$12,629	$12,933
Jul 17	$13,360	$12,982	$13,578
Aug 17	$13,503	$13,032	$13,702
Sep 17	$13,696	$13,283	$13,902
Oct 17	$13,657	$13,559	$13,873
Nov 17	$13,781	$13,822	$13,985
Dec 17	$13,936	$14,045	$14,229
Jan 18	$14,782	$14,837	$15,070
Feb 18	$14,013	$14,214	$14,376
Mar 18	$13,952	$13,910	$14,183
Apr 18	$14,001	$14,042	$14,346
May 18	$13,572	$14,060	$13,868
Jun 18	$13,323	$13,984	$13,640
Jul 18	$13,744	$14,406	$14,027
Aug 18	$13,535	$14,519	$13,841
Sep 18	$13,539	$14,582	$13,875
Oct 18	$12,358	$13,489	$12,652
Nov 18	$12,775	$13,686	$13,047
Dec 18	$12,075	$12,722	$12,389
Jan 19	$13,118	$13,727	$13,377
Feb 19	$13,292	$14,094	$13,621
Mar 19	$13,207	$14,271	$13,524
Apr 19	$13,500	$14,753	$13,846
May 19	$12,448	$13,878	$12,790
Jun 19	$13,148	$14,787	$13,488
Jul 19	$12,925	$14,830	$13,313
Aug 19	$12,542	$14,478	$12,885
Sep 19	$12,963	$14,783	$13,333
Oct 19	$13,369	$15,188	$13,780
Nov 19	$13,574	$15,558	$13,981
Dec 19	$14,093	$16,106	$14,522
Jan 20	$13,319	$15,928	$13,819
Feb 20	$12,546	$14,642	$12,830
Mar 20	$10,730	$12,665	$11,187
Apr 20	$11,720	$14,022	$12,129
May 20	$12,067	$14,632	$12,361
Jun 20	$12,474	$15,099	$12,821
Jul 20	$12,783	$15,898	$13,156
Aug 20	$13,357	$16,871	$13,805
Sep 20	$12,945	$16,327	$13,340
Oct 20	$12,608	$15,930	$13,009
Nov 20	$14,497	$17,894	$15,008
Dec 20	$15,121	$18,724	$15,641
Jan 21	$14,947	$18,639	$15,485
Feb 21	$15,707	$19,071	$16,221
Mar 21	$16,027	$19,580	$16,554
Apr 21	$16,241	$20,436	$16,827
May 21	$16,793	$20,754	$17,321
Jun 21	$16,078	$21,028	$16,648
Jul 21	$15,343	$21,173	$15,898
Aug 21	$15,448	$21,703	$16,036
Sep 21	$15,099	$20,806	$15,749
Oct 21	$15,381	$21,868	$15,984
Nov 21	$14,501	$21,342	$15,120
Dec 21	$15,161	$22,195	$15,800
Jan 22	$15,444	$21,105	$15,943
Feb 22	$15,229	$20,560	$15,865
Mar 22	$14,965	$21,005	$15,705
Apr 22	$14,266	$19,324	$15,049
May 22	$14,734	$19,347	$15,394
Jun 22	$13,619	$17,716	$14,169
Jul 22	$13,869	$18,953	$14,430
Aug 22	$13,231	$18,255	$13,888
Sep 22	$11,831	$16,508	$12,458
Oct 22	$12,162	$17,504	$12,747
Nov 22	$14,141	$18,862	$14,656
Dec 22	$14,037	$18,119	$14,760
Jan 23	$15,547	$19,418	$16,243
Feb 23	$15,198	$18,862	$15,929
Mar 23	$15,498	$19,443	$16,214
Apr 23	$15,451	$19,723	$16,153
May 23	$14,753	$19,511	$15,449
Jun 23	$15,427	$20,644	$16,150
Jul 23	$16,303	$21,400	$17,075
Aug 23	$15,195	$20,802	$15,983
Sep 23	$14,530	$19,942	$15,316
Oct 23	$13,859	$19,342	$14,533
Nov 23	$14,991	$21,127	$15,755
Dec 23	$15,523	$22,142	$16,342
Jan 24	$14,742	$22,272	$15,577
Feb 24	$15,190	$23,228	$16,006
Mar 24	$15,512	$23,957	$16,354
Apr 24	$15,425	$23,167	$16,367
May 24	$16,381	$24,108	$17,178
Jun 24	$15,701	$24,644	$16,586
Jul 24	$15,935	$25,042	$16,843
Aug 24	$16,379	$25,678	$17,300
Sep 24	$17,517	$26,274	$18,596
Oct 24	$16,245	$25,685	$17,202
Nov 24	$16,116	$26,645	$17,005
Dec 24	$15,895	$26,015	$16,913
Jan 25	$16,713	$26,888	$17,719
Feb 25	$17,471	$26,726	$18,453
Mar 25	$17,287	$25,670	$18,285
Apr 25	$17,491	$25,909	$18,563
May 25	$17,892	$27,399	$19,058
Jun 25	$18,081	$28,629	$19,194
Jul 25	$18,071	$29,017	$19,277
Aug 25	$19,098	$29,734	$20,277
Sep 25	$19,423	$30,811	$20,632

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Morningstar International Moat ETF	10.88%	8.45%	6.86%
Morningstar® Global Markets ex-US Wide Moat Focus Index	10.95%	9.11%	7.51%
MSCI ACWI Index	17.27%	13.54%	11.91%

Index data prior to December 20, 2024, reflects the performance of the Morningstar® Global Markets ex-US Moat Focus Index.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 193,576,156
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 821,119
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$193,576,156 Number of Portfolio Holdings53 Portfolio Turnover Rate110% Advisory Fees Paid$821,119
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Materials		4.2%
Financials		4.5%
Communication Services		5.9%
Consumer Discretionary		7.9%
Information Technology		12.5%
Health Care		19.5%
Industrials		20.6%
Consumer Staples		24.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Baidu, Inc.	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Tencent Holdings Ltd.	2.8%
Barry Callebaut AG	2.8%
Rheinmetall AG	2.7%
Koninklijke Philips NV	2.6%
GSK PLC	2.6%
JD.com, Inc.	2.6%
Omron Corp.	2.5%
Spirax Group PLC	2.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000237985
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar SMID Moat ETF
Class Name	VanEck Morningstar SMID Moat ETF
Trading Symbol	SMOT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Morningstar SMID Moat ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar SMID Moat ETF	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  U.S. small- and mid-cap companies rallied at points throughout the period on the heels of rate-cut sentiment or as market breadth improved, however they underperformed broader large-cap equities due to cautious investor sentiment, and concentration of returns in mega-caps.

  During the period, the Fund benefited most from its exposure to the consumer discretionary and financials sectors.

  The leading individual contributors to performance were Tapestry, a luxury fashion and accessories company; cruise operator, Carnival Corp., and The Carlyle Group, a global alternative asset manager.

  The Fund’s exposure to materials was the leading sector-level detractor.

  The leading individual detractors were Eastman Chemical; Revvity, a life sciences and diagnostics company; and CarMax.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	Morningstar® US Small-Mid Cap Moat Focus IndexSM
Oct 22	$10,000	$10,000	$10,000
Oct 22	$10,099	$10,223	$10,103
Nov 22	$10,916	$10,795	$10,924
Dec 22	$10,406	$10,173	$10,418
Jan 23	$11,649	$10,812	$11,668
Feb 23	$11,263	$10,548	$11,286
Mar 23	$10,950	$10,935	$10,977
Apr 23	$10,793	$11,106	$10,824
May 23	$10,535	$11,154	$10,569
Jun 23	$11,531	$11,891	$11,577
Jul 23	$12,024	$12,273	$12,077
Aug 23	$11,518	$12,078	$11,574
Sep 23	$10,949	$11,502	$11,006
Oct 23	$10,121	$11,260	$10,178
Nov 23	$11,129	$12,288	$11,197
Dec 23	$12,203	$12,847	$12,286
Jan 24	$11,860	$13,063	$11,945
Feb 24	$12,634	$13,760	$12,731
Mar 24	$13,227	$14,203	$13,336
Apr 24	$12,316	$13,623	$12,420
May 24	$12,523	$14,298	$12,635
Jun 24	$12,395	$14,811	$12,512
Jul 24	$13,123	$14,992	$13,245
Aug 24	$13,266	$15,355	$13,387
Sep 24	$13,569	$15,683	$13,697
Oct 24	$13,498	$15,541	$13,631
Nov 24	$14,410	$16,453	$14,558
Dec 24	$13,519	$16,061	$13,664
Jan 25	$14,270	$16,508	$14,430
Feb 25	$13,897	$16,293	$14,057
Mar 25	$12,869	$15,375	$13,021
Apr 25	$12,441	$15,271	$12,593
May 25	$13,105	$16,232	$13,272
Jun 25	$13,649	$17,057	$13,831
Jul 25	$13,906	$17,440	$14,097
Aug 25	$14,324	$17,794	$14,527
Sep 25	$14,161	$18,443	$14,368

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Morningstar SMID Moat ETF	4.36%	12.34%
Morningstar® US Small-Mid Cap Moat Focus IndexSM	4.90%	12.89%
S&P 500 Index	17.60%	22.73%

* Inception of Fund: 10/04/2022

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Oct. 04, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 371,856,942
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 1,772,928
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$371,856,942 Number of Portfolio Holdings104 Portfolio Turnover Rate77% Advisory Fees Paid$1,772,928
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Energy		1.9%
Real Estate		2.7%
Communication Services		3.2%
Utilities		4.3%
Consumer Staples		5.7%
Materials		7.4%
Financials		7.8%
Health Care		12.4%
Information Technology		14.3%
Consumer Discretionary		19.6%
Industrials		20.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Ionis Pharmaceuticals, Inc.	1.9%
Huntington Ingalls Industries, Inc.	1.5%
Chart Industries, Inc.	1.5%
Norwegian Cruise Line Holdings Ltd.	1.5%
Acuity, Inc.	1.5%
Warner Music Group Corp.	1.5%
Expedia Group, Inc.	1.5%
WESCO International, Inc.	1.4%
Portland General Electric Co.	1.4%
DuPont de Nemours, Inc.	1.4%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000112255
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat ETF
Class Name	VanEck Morningstar Wide Moat ETF
Trading Symbol	MOAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Morningstar Wide Moat ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat ETF	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted positive performance for the period but faced some headwinds relative to broad-based market indexes due to its underweight to tech-oriented companies, particularly mega-cap tech companies.

  Despite its relative underweight, the technology sector contributed the most to the Fund’s performance during the period followed by communication services and industrials stocks.

  The leading individual contributors were Oracle, Monolithic Power Systems, a semiconductor company, and Alphabet.

  The consumer defensive sector detracted the most during the period.

  The leading individual detractors were Brown-Forman, a global spirits manufacturer; International Flavors & Fragrances, and United Parcel Service.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	Morningstar® Wide Moat Focus IndexSM
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,787	$10,844	$10,792
Nov 15	$10,969	$10,876	$10,981
Dec 15	$10,564	$10,704	$10,589
Jan 16	$10,045	$10,173	$10,070
Feb 16	$10,564	$10,159	$10,596
Mar 16	$11,236	$10,849	$11,279
Apr 16	$11,817	$10,891	$11,865
May 16	$12,127	$11,086	$12,184
Jun 16	$11,879	$11,115	$11,942
Jul 16	$12,544	$11,525	$12,613
Aug 16	$12,639	$11,541	$12,716
Sep 16	$12,423	$11,543	$12,505
Oct 16	$12,138	$11,332	$12,220
Nov 16	$12,799	$11,752	$12,893
Dec 16	$12,860	$11,984	$12,958
Jan 17	$13,237	$12,212	$13,344
Feb 17	$13,913	$12,697	$14,031
Mar 17	$13,872	$12,711	$13,994
Apr 17	$14,138	$12,842	$14,270
May 17	$14,205	$13,023	$14,342
Jun 17	$14,607	$13,104	$14,754
Jul 17	$14,737	$13,373	$14,889
Aug 17	$14,626	$13,414	$14,787
Sep 17	$14,903	$13,691	$15,073
Oct 17	$14,951	$14,011	$15,128
Nov 17	$15,590	$14,440	$15,779
Dec 17	$15,844	$14,601	$16,041
Jan 18	$16,815	$15,437	$17,031
Feb 18	$16,041	$14,868	$16,251
Mar 18	$15,474	$14,490	$15,685
Apr 18	$15,690	$14,546	$15,914
May 18	$15,881	$14,896	$16,113
Jun 18	$16,266	$14,988	$16,510
Jul 18	$16,927	$15,545	$17,189
Aug 18	$17,248	$16,052	$17,522
Sep 18	$17,453	$16,143	$17,740
Oct 18	$16,445	$15,040	$16,719
Nov 18	$17,233	$15,346	$17,525
Dec 18	$15,643	$13,961	$15,922
Jan 19	$17,118	$15,079	$17,426
Feb 19	$17,738	$15,564	$18,064
Mar 19	$17,726	$15,866	$18,059
Apr 19	$18,544	$16,509	$18,899
May 19	$17,057	$15,459	$17,392
Jun 19	$18,282	$16,549	$18,650
Jul 19	$18,818	$16,787	$19,205
Aug 19	$18,377	$16,521	$18,763
Sep 19	$19,060	$16,830	$19,474
Oct 19	$19,846	$17,195	$20,286
Nov 19	$20,685	$17,819	$21,152
Dec 19	$21,112	$18,356	$21,599
Jan 20	$20,804	$18,349	$21,292
Feb 20	$19,307	$16,839	$19,764
Mar 20	$16,886	$14,759	$17,268
Apr 20	$19,236	$16,651	$19,683
May 20	$20,056	$17,444	$20,527
Jun 20	$20,136	$17,791	$20,607
Jul 20	$20,623	$18,794	$21,115
Aug 20	$21,866	$20,145	$22,397
Sep 20	$21,043	$19,380	$21,563
Oct 20	$20,458	$18,864	$20,972
Nov 20	$23,519	$20,929	$24,119
Dec 20	$24,227	$21,734	$24,858
Jan 21	$24,077	$21,514	$24,714
Feb 21	$25,539	$22,108	$26,224
Mar 21	$27,038	$23,076	$27,781
Apr 21	$28,193	$24,307	$28,981
May 21	$28,624	$24,477	$29,436
Jun 21	$28,940	$25,049	$29,773
Jul 21	$29,504	$25,644	$30,366
Aug 21	$29,913	$26,423	$30,798
Sep 21	$28,642	$25,194	$29,515
Oct 21	$29,687	$26,960	$30,606
Nov 21	$28,687	$26,773	$29,588
Dec 21	$30,056	$27,973	$31,024
Jan 22	$29,362	$26,525	$30,319
Feb 22	$29,027	$25,731	$29,984
Mar 22	$29,474	$26,686	$30,466
Apr 22	$27,268	$24,359	$28,196
May 22	$27,250	$24,404	$28,193
Jun 22	$25,200	$22,389	$26,084
Jul 22	$27,678	$24,454	$28,662
Aug 22	$26,317	$23,457	$27,263
Sep 22	$23,695	$21,296	$24,564
Oct 22	$25,291	$23,020	$26,228
Nov 22	$27,500	$24,307	$28,527
Dec 22	$25,985	$22,907	$26,966
Jan 23	$29,033	$24,346	$30,142
Feb 23	$28,232	$23,752	$29,321
Mar 23	$29,538	$24,624	$30,694
Apr 23	$29,827	$25,008	$31,005
May 23	$29,939	$25,117	$31,134
Jun 23	$31,908	$26,777	$33,200
Jul 23	$33,294	$27,637	$34,655
Aug 23	$32,084	$27,197	$33,409
Sep 23	$30,325	$25,900	$31,592
Oct 23	$28,894	$25,355	$30,112
Nov 23	$31,748	$27,671	$33,100
Dec 23	$34,227	$28,928	$35,704
Jan 24	$33,615	$29,414	$35,079
Feb 24	$35,034	$30,985	$36,574
Mar 24	$36,274	$31,982	$37,887
Apr 24	$34,463	$30,675	$36,009
May 24	$34,957	$32,196	$36,539
Jun 24	$34,955	$33,352	$36,555
Jul 24	$36,840	$33,758	$38,542
Aug 24	$38,456	$34,577	$40,249
Sep 24	$39,125	$35,315	$40,970
Oct 24	$38,028	$34,995	$39,836
Nov 24	$39,707	$37,049	$41,611
Dec 24	$37,900	$36,166	$39,737
Jan 25	$39,064	$37,173	$40,975
Feb 25	$37,575	$36,688	$39,427
Mar 25	$35,971	$34,621	$37,758
Apr 25	$35,209	$34,386	$36,967
May 25	$36,678	$36,550	$38,526
Jun 25	$38,367	$38,409	$40,319
Jul 25	$39,596	$39,271	$41,629
Aug 25	$40,245	$40,067	$42,329
Sep 25	$40,537	$41,530	$42,657

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Morningstar Wide Moat ETF	3.61%	14.01%	15.02%
Morningstar® Wide Moat Focus IndexSM	4.12%	14.62%	15.61%
S&P 500 Index	17.60%	16.47%	15.30%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 12,700,444,645
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 63,072,114
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$12,700,444,645 Number of Portfolio Holdings54 Portfolio Turnover Rate55% Advisory Fees Paid$63,072,114
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		0.9%
Communication Services		2.8%
Consumer Discretionary		4.9%
Financials		7.0%
Consumer Staples		15.5%
Information Technology		21.0%
Health Care		23.8%
Industrials		24.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Applied Materials, Inc.	3.0%
Huntington Ingalls Industries, Inc.	2.8%
Estee Lauder Cos, Inc.	2.8%
West Pharmaceutical Services, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.7%
Agilent Technologies, Inc.	2.6%
NXP Semiconductors NV	2.5%
US Bancorp	2.5%
Merck & Co., Inc.	2.5%
NIKE, Inc.	2.5%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000245438
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Value ETF
Class Name	VanEck Morningstar Wide Moat Value ETF
Trading Symbol	MVAL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Morningstar Wide Moat Value ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Value ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted modest positive returns for the period as U.S. value stocks lagged both growth stocks and the broader U.S. market. Investor preference remained concentrated in mega-cap technology and other growth-oriented AI beneficiaries, leaving value-oriented sectors behind.

  The industrials sector contributed most to the Fund’s performance followed by information technology and communication services.

  The leading individual contributors were Boeing, Gilead Sciences, and Huntington Ingalls Industries, a shipbuilding and defense contractor.

  Consumer staples was the sector that detracted the most from performance.

  The leading individual detractors were International Flavors & Fragrances, The Campbell’s Company, and Constellation Brands.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	Morningstar® US Broad Value Wide Moat Focus Index
Mar-24	$10,000	$10,000	$10,000
Mar-24	$10,230	$10,099	$10,231
Apr-24	$9,768	$9,687	$9,772
May-24	$10,079	$10,167	$10,089
Jun-24	$9,956	$10,532	$9,971
Jul-24	$10,605	$10,660	$10,624
Aug-24	$10,995	$10,918	$11,019
Sep-24	$11,171	$11,152	$11,201
Oct-24	$11,035	$11,051	$11,069
Nov-24	$11,462	$11,699	$11,500
Dec-24	$10,876	$11,420	$10,919
Jan-25	$11,090	$11,738	$11,139
Feb-25	$10,963	$11,585	$11,015
Mar-25	$10,624	$10,932	$10,681
Apr-25	$10,255	$10,858	$10,314
May-25	$10,549	$11,542	$10,615
Jun-25	$10,913	$12,129	$10,986
Jul-25	$11,305	$12,401	$11,385
Aug-25	$11,626	$12,652	$11,713
Sep-25	$11,582	$13,114	$11,674

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Morningstar Wide Moat Value ETF	3.68%	10.18%
Morningstar® US Broad Value Wide Moat Focus Index	4.22%	10.75%
S&P 500 Index	17.60%	19.59%

* Inception of Fund: 03/26/2024

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Mar. 26, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,160,747
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,160,747 Number of Portfolio Holdings40 Portfolio Turnover Rate44% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Materials		1.6%
Communication Services		2.9%
Financials		3.5%
Consumer Discretionary		5.4%
Information Technology		8.1%
Industrials		22.7%
Consumer Staples		23.3%
Health Care		32.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Thermo Fisher Scientific, Inc.	4.9%
Merck & Co., Inc.	4.6%
NIKE, Inc.	4.6%
Zimmer Biomet Holdings, Inc.	4.5%
Danaher Corp.	4.5%
Boeing Co.	4.3%
Bristol-Myers Squibb Co.	4.3%
The Campbell's Co.	4.2%
United Parcel Service, Inc.	4.1%
Constellation Brands, Inc.	3.9%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000105867
Shareholder Report [Line Items]
Fund Name	VanEck Pharmaceutical ETF
Class Name	VanEck Pharmaceutical ETF
Trading Symbol	PPH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Pharmaceutical ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Pharmaceutical ETF	$36	0.36%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Large pharmaceutical stocks had mixed results during the fiscal year as steady earnings growth was balanced by renewed competition and pricing pressures in select drug categories.

  The Health Care sector detracted most from performance, with Novo Nordisk, Eli Lilly, and Merck leading declines. Shares of these companies moderated following strong prior fiscal year gains, while investor focus shifted toward valuation and pricing concerns within the large-cap drug segment.

  Offsetting some of the weakness were positive contributions from Johnson & Johnson and McKesson Corporation. Both benefited from solid fundamentals, Johnson & Johnson from stable pharmaceutical and medical technology results, and McKesson from continued strength in pharmaceutical distribution and cost efficiency initiatives.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® US Listed Pharmaceutical 25 Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,329	$10,785	$10,329
Nov 15	$10,306	$10,696	$10,305
Dec 15	$10,400	$10,503	$10,433
Jan 16	$9,670	$9,869	$9,671
Feb 16	$9,176	$9,802	$9,175
Mar 16	$9,195	$10,528	$9,195
Apr 16	$9,403	$10,683	$9,406
May 16	$9,505	$10,697	$9,507
Jun 16	$9,482	$10,632	$9,488
Jul 16	$10,041	$11,090	$10,047
Aug 16	$9,563	$11,128	$9,570
Sep 16	$9,328	$11,196	$9,336
Oct 16	$8,447	$11,006	$8,456
Nov 16	$8,444	$11,089	$8,451
Dec 16	$8,553	$11,329	$8,587
Jan 17	$8,541	$11,639	$8,553
Feb 17	$9,092	$11,965	$9,100
Mar 17	$9,017	$12,112	$9,026
Apr 17	$9,104	$12,300	$9,112
May 17	$9,453	$12,572	$9,458
Jun 17	$9,735	$12,629	$9,743
Jul 17	$9,611	$12,982	$9,618
Aug 17	$9,225	$13,032	$9,230
Sep 17	$9,569	$13,283	$9,581
Oct 17	$9,188	$13,559	$9,200
Nov 17	$9,544	$13,822	$9,555
Dec 17	$9,870	$14,045	$9,909
Jan 18	$10,251	$14,837	$10,267
Feb 18	$9,639	$14,214	$9,653
Mar 18	$9,451	$13,910	$9,463
Apr 18	$9,516	$14,042	$9,528
May 18	$9,745	$14,060	$9,755
Jun 18	$9,913	$13,984	$9,925
Jul 18	$10,437	$14,406	$10,451
Aug 18	$10,726	$14,519	$10,739
Sep 18	$10,854	$14,582	$10,870
Oct 18	$10,222	$13,489	$10,236
Nov 18	$10,618	$13,686	$10,632
Dec 18	$9,311	$12,722	$9,360
Jan 19	$9,953	$13,727	$9,966
Feb 19	$10,304	$14,094	$10,316
Mar 19	$10,314	$14,271	$10,324
Apr 19	$9,947	$14,753	$9,954
May 19	$9,361	$13,878	$9,363
Jun 19	$10,038	$14,787	$10,044
Jul 19	$9,878	$14,830	$9,877
Aug 19	$9,685	$14,478	$9,682
Sep 19	$9,781	$14,783	$9,780
Oct 19	$10,236	$15,188	$10,236
Nov 19	$10,733	$15,558	$10,731
Dec 19	$11,093	$16,106	$11,117
Jan 20	$11,098	$15,928	$11,089
Feb 20	$10,232	$14,642	$10,218
Mar 20	$9,429	$12,665	$9,408
Apr 20	$10,565	$14,022	$10,538
May 20	$11,035	$14,632	$11,005
Jun 20	$10,844	$15,099	$10,816
Jul 20	$11,047	$15,898	$11,009
Aug 20	$11,274	$16,871	$11,235
Sep 20	$10,859	$16,327	$10,824
Oct 20	$10,357	$15,930	$10,323
Nov 20	$11,425	$17,894	$11,385
Dec 20	$11,670	$18,724	$11,668
Jan 21	$12,010	$18,639	$11,959
Feb 21	$11,889	$19,071	$11,836
Mar 21	$12,158	$19,580	$12,101
Apr 21	$12,334	$20,436	$12,276
May 21	$12,791	$20,754	$12,724
Jun 21	$12,938	$21,028	$12,873
Jul 21	$13,312	$21,173	$13,232
Aug 21	$13,527	$21,703	$13,443
Sep 21	$12,933	$20,806	$12,853
Oct 21	$13,425	$21,868	$13,343
Nov 21	$12,774	$21,342	$12,692
Dec 21	$13,806	$22,195	$13,708
Jan 22	$13,608	$21,105	$13,510
Feb 22	$13,588	$20,560	$13,487
Mar 22	$14,300	$21,005	$14,191
Apr 22	$13,994	$19,324	$13,892
May 22	$14,288	$19,347	$14,180
Jun 22	$13,859	$17,716	$13,756
Jul 22	$13,912	$18,953	$13,803
Aug 22	$12,798	$18,255	$12,696
Sep 22	$12,168	$16,508	$12,072
Oct 22	$13,237	$17,504	$13,132
Nov 22	$14,012	$18,862	$13,897
Dec 22	$14,170	$18,119	$14,056
Jan 23	$14,281	$19,418	$14,147
Feb 23	$13,785	$18,862	$13,654
Mar 23	$14,147	$19,443	$14,008
Apr 23	$14,495	$19,723	$14,351
May 23	$13,891	$19,511	$13,743
Jun 23	$14,484	$20,644	$14,334
Jul 23	$14,853	$21,400	$14,660
Aug 23	$15,120	$20,802	$14,919
Sep 23	$14,740	$19,942	$14,546
Oct 23	$13,967	$19,342	$13,782
Nov 23	$14,568	$21,127	$14,366
Dec 23	$15,146	$22,142	$14,928
Jan 24	$15,879	$22,272	$15,645
Feb 24	$16,539	$23,228	$16,295
Mar 24	$16,888	$23,957	$16,634
Apr 24	$16,399	$23,167	$16,151
May 24	$16,928	$24,108	$16,669
Jun 24	$17,135	$24,644	$16,865
Jul 24	$17,495	$25,042	$17,214
Aug 24	$18,692	$25,678	$18,389
Sep 24	$17,884	$26,274	$17,591
Oct 24	$17,227	$25,685	$16,943
Nov 24	$17,025	$26,645	$16,740
Dec 24	$16,378	$26,015	$16,087
Jan 25	$16,884	$26,888	$16,578
Feb 25	$17,773	$26,726	$17,445
Mar 25	$17,292	$25,670	$16,965
Apr 25	$17,098	$25,909	$16,768
May 25	$16,812	$27,399	$16,477
Jun 25	$16,799	$28,629	$16,452
Jul 25	$15,950	$29,017	$15,618
Aug 25	$17,090	$29,734	$16,729
Sep 25	$17,369	$30,811	$17,005

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Pharmaceutical ETF	(2.88)%	9.85%	5.68%
MVIS® US Listed Pharmaceutical 25 Index	(3.33)%	9.46%	5.45%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 568,100,700
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 2,091,739
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$568,100,700 Number of Portfolio Holdings26 Portfolio Turnover Rate30% Advisory Fees Paid$2,091,739
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.4%
Biotechnology		4.8%
Health Care Distributors		8.5%
Pharmaceuticals		86.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Eli Lilly & Co.	19.9%
Novartis AG	9.7%
Novo Nordisk A/S	7.7%
Merck & Co., Inc.	7.4%
Pfizer, Inc.	5.1%
AbbVie, Inc.	4.8%
McKesson Corp.	4.8%
GSK PLC	4.7%
Johnson & Johnson	4.7%
Sanofi SA	4.4%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000195523
Shareholder Report [Line Items]
Fund Name	VanEck Real Assets ETF
Class Name	VanEck Real Assets ETF
Trading Symbol	RAAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Real Assets ETF (the "Fund") (formerly known as VanEck Inflation Allocation ETF) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Real Assets ETF	$43	0.39%
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted strong performance for the period, supported by strength across real assets as elevated inflation expectations, interest-rate uncertainty, and renewed demand for inflation-hedging investments drove investor interest in tangible assets.

  Gold investments were the leading contributors, benefiting from a strong gold rally driven by inflation pressures, central bank demand, and heightened global uncertainty.

  Broader commodity positions also helped performance; industrial metals, especially copper benefited from supply constraints and electrification demand.

  Energy exposure had mixed performance; gains in certain segments were offset by headwinds from OPEC+ supply decisions, policy volatility, and cost pressures in drilling operations.

  A few materials and infrastructure holdings lagged, weighed by soft global growth indicators, tariff risks, and sector cyclicality.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	Bloomberg Commodity Index Total Return
Apr 18	$10,000	$10,000	$10,000
Apr 18	$10,298	$10,139	$10,190
May 18	$10,389	$10,383	$10,334
Jun 18	$10,203	$10,447	$9,973
Jul 18	$10,207	$10,836	$9,760
Aug 18	$10,115	$11,189	$9,588
Sep 18	$10,083	$11,253	$9,771
Oct 18	$9,762	$10,483	$9,561
Nov 18	$9,790	$10,697	$9,506
Dec 18	$9,900	$9,731	$8,852
Jan 19	$9,968	$10,511	$9,334
Feb 19	$9,968	$10,848	$9,428
Mar 19	$10,072	$11,059	$9,411
Apr 19	$9,968	$11,507	$9,372
May 19	$9,633	$10,776	$9,057
Jun 19	$10,192	$11,535	$9,299
Jul 19	$10,203	$11,701	$9,237
Aug 19	$10,082	$11,516	$9,023
Sep 19	$10,086	$11,731	$9,129
Oct 19	$10,135	$11,985	$9,313
Nov 19	$9,992	$12,420	$9,075
Dec 19	$10,518	$12,795	$9,532
Jan 20	$10,278	$12,790	$8,831
Feb 20	$9,502	$11,737	$8,386
Mar 20	$7,808	$10,288	$7,312
Apr 20	$7,860	$11,606	$7,200
May 20	$7,908	$12,159	$7,512
Jun 20	$7,960	$12,401	$7,683
Jul 20	$8,484	$13,100	$8,122
Aug 20	$8,679	$14,042	$8,671
Sep 20	$8,238	$13,508	$8,381
Oct 20	$8,114	$13,149	$8,499
Nov 20	$9,034	$14,588	$8,797
Dec 20	$9,074	$15,149	$9,235
Jan 21	$9,729	$14,996	$9,477
Feb 21	$10,177	$15,410	$10,090
Mar 21	$10,410	$16,085	$9,874
Apr 21	$10,826	$16,943	$10,692
May 21	$11,135	$17,062	$10,984
Jun 21	$11,151	$17,460	$11,187
Jul 21	$11,208	$17,875	$11,393
Aug 21	$11,169	$18,418	$11,359
Sep 21	$11,048	$17,562	$11,925
Oct 21	$11,869	$18,792	$12,233
Nov 21	$11,265	$18,662	$11,338
Dec 21	$11,690	$19,498	$11,738
Jan 22	$11,689	$18,489	$12,769
Feb 22	$12,274	$17,935	$13,564
Mar 22	$13,190	$18,601	$14,737
Apr 22	$12,772	$16,979	$15,347
May 22	$12,972	$17,010	$15,581
Jun 22	$11,610	$15,606	$13,902
Jul 22	$11,949	$17,045	$14,495
Aug 22	$11,712	$16,350	$14,508
Sep 22	$10,749	$14,844	$13,331
Oct 22	$11,516	$16,046	$13,597
Nov 22	$12,252	$16,943	$13,969
Dec 22	$11,904	$15,967	$13,627
Jan 23	$12,591	$16,970	$13,560
Feb 23	$11,887	$16,556	$12,923
Mar 23	$12,106	$17,164	$12,897
Apr 23	$12,193	$17,432	$12,800
May 23	$11,529	$17,507	$12,078
Jun 23	$11,993	$18,664	$12,566
Jul 23	$12,680	$19,264	$13,352
Aug 23	$12,455	$18,957	$13,250
Sep 23	$12,141	$18,053	$13,158
Oct 23	$12,037	$17,674	$13,193
Nov 23	$12,436	$19,288	$12,896
Dec 23	$12,635	$20,164	$12,549
Jan 24	$12,419	$20,503	$12,599
Feb 24	$12,565	$21,598	$12,414
Mar 24	$13,422	$22,293	$12,824
Apr 24	$13,308	$21,382	$13,169
May 24	$13,562	$22,442	$13,400
Jun 24	$13,528	$23,248	$13,194
Jul 24	$13,930	$23,531	$12,662
Aug 24	$14,052	$24,101	$12,668
Sep 24	$14,369	$24,616	$13,284
Oct 24	$14,594	$24,393	$13,038
Nov 24	$14,992	$25,825	$13,091
Dec 24	$14,203	$25,209	$13,224
Jan 25	$14,849	$25,911	$13,747
Feb 25	$14,947	$25,573	$13,854
Mar 25	$15,406	$24,132	$14,398
Apr 25	$15,043	$23,968	$13,706
May 25	$15,407	$25,477	$13,627
Jun 25	$15,900	$26,773	$13,955
Jul 25	$16,048	$27,374	$13,892
Aug 25	$16,622	$27,928	$14,160
Sep 25	$17,408	$28,948	$14,464

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Real Assets ETF	21.15%	16.14%	7.70%
Bloomberg Commodity Index Total Return	8.88%	11.53%	5.06%
S&P 500 Index	17.60%	16.47%	15.28%

* Inception of Fund: 04/09/2018

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Apr. 09, 2018
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 174,593,394
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 337,194
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$174,593,394 Number of Portfolio Holdings13 Portfolio Turnover Rate11% Advisory Fees Paid$337,194
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.5%
Gold and Gold Equities		26.8%
Income Assets		30.2%
Resource Assets		42.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

VanEck Merk Gold ETF	23.1%
VanEck Commodity Strategy ETF	19.8%
Global X US Infrastructure Development ETF	12.5%
VanEck Energy Income ETF	11.2%
Energy Select Sector SPDR Fund	9.5%
Materials Select Sector SPDR Fund	7.9%
iShares Residential and Multisector Real Estate ETF	6.5%
VanEck Uranium and Nuclear ETF	4.1%
VanEck Gold Miners ETF	3.2%
Invesco Water Resources ETF	1.2%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended September 30, 2025:

Effective December 30, 2024, the Fund's name changed to VanEck Real Assets ETF and the Fund adopted an 80% policy to invest in exchange traded products that provide exposure to real assets.

The Fund's net expense ratio decreased to 0.39% for the year ended September 30, 2025 from 0.44% for the year ended September 30, 2024 primarily as a result of an increase in average net assets.

Material Fund Change Name [Text Block]	Effective December 30, 2024, the Fund's name changed to VanEck Real Assets ETF and the Fund adopted an 80% policy to invest in exchange traded products that provide exposure to real assets.
Material Fund Change Expenses [Text Block]	The Fund's net expense ratio decreased to 0.39% for the year ended September 30, 2025 from 0.44% for the year ended September 30, 2024 primarily as a result of an increase in average net assets.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended September 30, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000105868
Shareholder Report [Line Items]
Fund Name	VanEck Retail ETF
Class Name	VanEck Retail ETF
Trading Symbol	RTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Retail ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Retail ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Retail stocks advanced during the fiscal year amid resilient U.S. consumer spending, moderating inflation, and continued strength in e-commerce activity.

  The Consumer Discretionary sector contributed most to performance. Amazon.com was the top contributor, benefiting from ongoing strength in e-commerce and cloud services, while O’Reilly Automotive added to returns on steady demand for auto parts and strong pricing power.

  Offsetting factors included mixed performance among specialty retailers and department stores, where tighter household budgets and shifting spending patterns were weighed on discretionary categories.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® US Listed Retail 25 Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,447	$10,785	$10,449
Nov 15	$10,599	$10,696	$10,602
Dec 15	$10,799	$10,503	$10,804
Jan 16	$10,217	$9,869	$10,223
Feb 16	$10,188	$9,802	$10,190
Mar 16	$10,720	$10,528	$10,720
Apr 16	$10,578	$10,683	$10,579
May 16	$10,652	$10,697	$10,649
Jun 16	$10,756	$10,632	$10,752
Jul 16	$11,163	$11,090	$11,160
Aug 16	$10,984	$11,128	$10,977
Sep 16	$10,842	$11,196	$10,836
Oct 16	$10,428	$11,006	$10,422
Nov 16	$10,814	$11,089	$10,805
Dec 16	$10,736	$11,329	$10,723
Jan 17	$10,844	$11,639	$10,831
Feb 17	$11,190	$11,965	$11,176
Mar 17	$11,175	$12,112	$11,159
Apr 17	$11,503	$12,300	$11,487
May 17	$11,717	$12,572	$11,688
Jun 17	$11,373	$12,629	$11,346
Jul 17	$11,558	$12,982	$11,531
Aug 17	$11,192	$13,032	$11,162
Sep 17	$11,520	$13,283	$11,490
Oct 17	$11,545	$13,559	$11,516
Nov 17	$12,648	$13,822	$12,607
Dec 17	$13,121	$14,045	$13,084
Jan 18	$14,577	$14,837	$14,533
Feb 18	$13,897	$14,214	$13,855
Mar 18	$13,393	$13,910	$13,351
Apr 18	$13,873	$14,042	$13,829
May 18	$13,815	$14,060	$13,766
Jun 18	$14,388	$13,984	$14,340
Jul 18	$14,805	$14,406	$14,755
Aug 18	$15,909	$14,519	$15,849
Sep 18	$16,014	$14,582	$15,955
Oct 18	$14,832	$13,489	$14,781
Nov 18	$14,878	$13,686	$14,823
Dec 18	$13,646	$12,722	$13,594
Jan 19	$14,685	$13,727	$14,629
Feb 19	$14,847	$14,094	$14,788
Mar 19	$15,228	$14,271	$15,164
Apr 19	$15,716	$14,753	$15,650
May 19	$14,737	$13,878	$14,670
Jun 19	$15,825	$14,787	$15,752
Jul 19	$15,978	$14,830	$15,905
Aug 19	$16,357	$14,478	$16,278
Sep 19	$16,626	$14,783	$16,546
Oct 19	$16,910	$15,188	$16,828
Nov 19	$17,424	$15,558	$17,339
Dec 19	$17,622	$16,106	$17,534
Jan 20	$17,508	$15,928	$17,421
Feb 20	$16,472	$14,642	$16,388
Mar 20	$15,456	$12,665	$15,368
Apr 20	$17,717	$14,022	$17,616
May 20	$18,890	$14,632	$18,783
Jun 20	$19,414	$15,099	$19,305
Jul 20	$20,757	$15,898	$20,641
Aug 20	$22,300	$16,871	$22,175
Sep 20	$21,815	$16,327	$21,693
Oct 20	$21,144	$15,930	$21,026
Nov 20	$23,121	$17,894	$22,993
Dec 20	$23,147	$18,724	$23,010
Jan 21	$23,074	$18,639	$22,938
Feb 21	$22,646	$19,071	$22,512
Mar 21	$24,337	$19,580	$24,192
Apr 21	$25,609	$20,436	$25,459
May 21	$25,186	$20,754	$25,038
Jun 21	$25,891	$21,028	$25,739
Jul 21	$26,054	$21,173	$25,903
Aug 21	$26,741	$21,703	$26,585
Sep 21	$25,771	$20,806	$25,622
Oct 21	$27,507	$21,868	$27,350
Nov 21	$28,226	$21,342	$28,068
Dec 21	$28,921	$22,195	$28,761
Jan 22	$26,913	$21,105	$26,768
Feb 22	$26,110	$20,560	$25,969
Mar 22	$26,830	$21,005	$26,684
Apr 22	$25,327	$19,324	$25,191
May 22	$24,047	$19,347	$23,915
Jun 22	$22,613	$17,716	$22,488
Jul 22	$25,100	$18,953	$24,965
Aug 22	$24,673	$18,255	$24,533
Sep 22	$23,015	$16,508	$22,889
Oct 22	$24,207	$17,504	$24,076
Nov 22	$25,724	$18,862	$25,579
Dec 22	$23,849	$18,119	$23,715
Jan 23	$25,452	$19,418	$25,311
Feb 23	$23,963	$18,862	$23,831
Mar 23	$24,560	$19,443	$24,424
Apr 23	$24,879	$19,723	$24,742
May 23	$24,599	$19,511	$24,456
Jun 23	$26,254	$20,644	$26,110
Jul 23	$27,049	$21,400	$26,903
Aug 23	$26,511	$20,802	$26,358
Sep 23	$25,219	$19,942	$25,079
Oct 23	$25,226	$19,342	$25,082
Nov 23	$26,921	$21,127	$26,760
Dec 23	$28,623	$22,142	$28,442
Jan 24	$28,938	$22,272	$28,756
Feb 24	$31,214	$23,228	$31,021
Mar 24	$32,038	$23,957	$31,838
Apr 24	$30,056	$23,167	$29,872
May 24	$30,486	$24,108	$30,293
Jun 24	$31,226	$24,644	$31,037
Jul 24	$31,651	$25,042	$31,458
Aug 24	$31,806	$25,678	$31,606
Sep 24	$33,171	$26,274	$32,970
Oct 24	$32,556	$25,685	$32,359
Nov 24	$35,279	$26,645	$35,062
Dec 24	$34,284	$26,015	$34,082
Jan 25	$36,649	$26,888	$36,432
Feb 25	$36,263	$26,726	$36,048
Mar 25	$34,566	$25,670	$34,361
Apr 25	$34,779	$25,909	$34,575
May 25	$36,032	$27,399	$35,823
Jun 25	$36,536	$28,629	$36,327
Jul 25	$36,940	$29,017	$36,727
Aug 25	$37,989	$29,734	$37,770
Sep 25	$38,425	$30,811	$38,209

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Retail ETF	15.84%	11.99%	14.41%
MVIS® US Listed Retail 25 Index	15.89%	11.99%	14.34%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 261,381,780
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 836,277
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$261,381,780 Number of Portfolio Holdings25 Portfolio Turnover Rate9% Advisory Fees Paid$836,277
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Industrials		3.1%
Health Care		14.6%
Consumer Staples		25.4%
Consumer Discretionary		56.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Amazon.com, Inc.	19.0%
Walmart, Inc.	9.4%
Costco Wholesale Corp.	7.7%
The Home Depot, Inc.	7.7%
The TJX Companies, Inc.	5.2%
McKesson Corp.	4.9%
O'Reilly Automotive, Inc.	4.6%
CVS Health Corp.	4.5%
Lowe's Companies, Inc.	4.2%
AutoZone, Inc.	3.9%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000240884
Shareholder Report [Line Items]
Fund Name	VanEck Robotics ETF
Class Name	VanEck Robotics ETF
Trading Symbol	IBOT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Robotics ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Robotics ETF	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Global robotics and automation markets advanced over the fiscal year, supported by industrial demand, AI-driven innovation, and increased adoption of automation technologies.

  Information Technology and Industrials sectors, the largest exposures in the Fund, contributed most to performance.

  Top contributors were a mix of technology and industrial names led by NVIDIA, Siemens, ASML Holding, and ABB, which benefited from robust demand for automation hardware, semiconductor equipment, and AI-enabled control systems.

  Detractors were concentrated in select technology names including Keyence and Dassault Systems, while industrial holdings generally outperformed amid steady capital investment and demand for factory automation. As a result, weakness in technology-oriented robotics firms had a smaller overall impact on Fund performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	BlueStar Robotics Index
Apr 23	$10,000	$10,000	$10,000
Apr 23	$10,070	$10,168	$10,038
May 23	$10,583	$10,059	$10,583
Jun 23	$11,362	$10,643	$11,337
Jul 23	$11,414	$11,033	$11,414
Aug 23	$10,953	$10,724	$10,976
Sep 23	$10,218	$10,281	$10,250
Oct 23	$9,550	$9,972	$9,534
Nov 23	$10,780	$10,892	$10,801
Dec 23	$11,771	$11,415	$11,813
Jan 24	$11,758	$11,482	$11,847
Feb 24	$12,703	$11,975	$12,733
Mar 24	$13,057	$12,351	$13,084
Apr 24	$12,302	$11,943	$12,385
May 24	$12,996	$12,429	$13,024
Jun 24	$13,280	$12,705	$13,339
Jul 24	$13,184	$12,910	$13,286
Aug 24	$13,216	$13,238	$13,255
Sep 24	$13,299	$13,546	$13,346
Oct 24	$12,579	$13,242	$12,713
Nov 24	$12,896	$13,737	$12,964
Dec 24	$12,522	$13,412	$12,659
Jan 25	$13,094	$13,862	$13,227
Feb 25	$12,810	$13,778	$12,854
Mar 25	$11,985	$13,234	$12,021
Apr 25	$11,955	$13,357	$12,013
May 25	$12,916	$14,125	$13,037
Jun 25	$13,980	$14,759	$14,104
Jul 25	$14,142	$14,960	$14,324
Aug 25	$14,384	$15,329	$14,561
Sep 25	$15,217	$15,885	$15,339

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Robotics ETF	14.43%	18.39%
BlueStar Robotics Index	14.93%	18.76%
MSCI ACWI Index	17.27%	20.44%

* Inception of Fund: 04/05/2023

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Apr. 05, 2023
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 21,199,164
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 68,842
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$21,199,164 Number of Portfolio Holdings63 Portfolio Turnover Rate25% Advisory Fees Paid$68,842
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Health Care		1.4%
Energy		1.6%
Consumer Discretionary		3.3%
Industrials		36.1%
Information Technology		57.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	6.0%
ABB Ltd.	5.7%
ASML Holding N.V.	5.6%
Autodesk, Inc.	4.9%
Emerson Electric Co.	4.7%
Keyence Corp.	4.0%
Denso Corp.	3.3%
Rockwell Automation, Inc.	3.2%
Dassault Systemes SE	2.5%
FANUC Corp.	2.3%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000105869
Shareholder Report [Line Items]
Fund Name	VanEck Semiconductor ETF
Class Name	VanEck Semiconductor ETF
Trading Symbol	SMH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Semiconductor ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Semiconductor ETF	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Semiconductor stocks rose strongly over the fiscal year, driven by robust demand for AI-related chips, cloud infrastructure, and advanced computing hardware.

  The Information Technology sector contributed most to performance. NVIDIA was the top contributor, driven by strong demand for AI and data center chips, while Broadcom and Taiwan Semiconductor benefited from robust semiconductor design and foundry growth.

  Performance was tempered by profit-taking across certain semiconductor equipment and memory names, as well as concerns about near-term supply chain normalization following a period of elevated demand.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® US Listed Semiconductor 25 Index
Sep 15	$10,000	$10,000	$10,000
Oct 15	$10,853	$10,785	$10,855
Nov 15	$11,147	$10,696	$11,142
Dec 15	$10,904	$10,503	$10,909
Jan 16	$10,170	$9,869	$10,177
Feb 16	$10,301	$9,802	$10,301
Mar 16	$11,251	$10,528	$11,257
Apr 16	$10,724	$10,683	$10,733
May 16	$11,619	$10,697	$11,620
Jun 16	$11,652	$10,632	$11,657
Jul 16	$12,976	$11,090	$12,983
Aug 16	$13,528	$11,128	$13,525
Sep 16	$14,173	$11,196	$14,191
Oct 16	$13,947	$11,006	$13,969
Nov 16	$14,506	$11,089	$14,517
Dec 16	$14,763	$11,329	$14,782
Jan 17	$15,358	$11,639	$15,381
Feb 17	$15,729	$11,965	$15,745
Mar 17	$16,417	$12,112	$16,438
Apr 17	$16,413	$12,300	$16,438
May 17	$17,698	$12,572	$17,716
Jun 17	$16,876	$12,629	$16,896
Jul 17	$17,671	$12,982	$17,698
Aug 17	$18,250	$13,032	$18,269
Sep 17	$19,224	$13,283	$19,249
Oct 17	$20,933	$13,559	$20,963
Nov 17	$20,649	$13,822	$20,670
Dec 17	$20,420	$14,045	$20,453
Jan 18	$22,243	$14,837	$22,280
Feb 18	$22,243	$14,214	$22,269
Mar 18	$21,792	$13,910	$21,821
Apr 18	$20,292	$14,042	$20,324
May 18	$22,383	$14,060	$22,403
Jun 18	$21,416	$13,984	$21,441
Jul 18	$22,237	$14,406	$22,266
Aug 18	$22,746	$14,519	$22,768
Sep 18	$22,224	$14,582	$22,246
Oct 18	$19,559	$13,489	$19,581
Nov 18	$20,006	$13,686	$20,028
Dec 18	$18,586	$12,722	$18,608
Jan 19	$20,559	$13,727	$20,586
Feb 19	$21,976	$14,094	$21,998
Mar 19	$22,632	$14,271	$22,653
Apr 19	$24,738	$14,753	$24,768
May 19	$20,920	$13,878	$20,934
Jun 19	$23,464	$14,787	$23,482
Jul 19	$24,907	$14,830	$24,933
Aug 19	$24,369	$14,478	$24,389
Sep 19	$25,357	$14,783	$25,378
Oct 19	$27,146	$15,188	$27,174
Nov 19	$28,290	$15,558	$28,316
Dec 19	$30,575	$16,106	$30,599
Jan 20	$29,730	$15,928	$29,758
Feb 20	$28,483	$14,642	$28,501
Mar 20	$25,296	$12,665	$25,299
Apr 20	$28,880	$14,022	$28,897
May 20	$30,551	$14,632	$30,560
Jun 20	$33,049	$15,099	$33,057
Jul 20	$35,935	$15,898	$35,946
Aug 20	$37,888	$16,871	$37,898
Sep 20	$37,681	$16,327	$37,688
Oct 20	$37,787	$15,930	$37,802
Nov 20	$44,995	$17,894	$45,011
Dec 20	$47,483	$18,724	$47,500
Jan 21	$49,289	$18,639	$49,318
Feb 21	$52,375	$19,071	$52,408
Mar 21	$52,933	$19,580	$52,971
Apr 21	$52,835	$20,436	$52,886
May 21	$54,162	$20,754	$54,214
Jun 21	$57,003	$21,028	$57,062
Jul 21	$57,287	$21,173	$57,358
Aug 21	$58,905	$21,703	$58,983
Sep 21	$55,744	$20,806	$55,821
Oct 21	$59,521	$21,868	$59,619
Nov 21	$66,371	$21,342	$66,494
Dec 21	$67,512	$22,195	$67,669
Jan 22	$60,210	$21,105	$60,358
Feb 22	$58,640	$20,560	$58,781
Mar 22	$58,906	$21,005	$59,057
Apr 22	$50,214	$19,324	$50,355
May 22	$53,397	$19,347	$53,544
Jun 22	$44,531	$17,716	$44,656
Jul 22	$51,862	$18,953	$52,022
Aug 22	$46,861	$18,255	$47,001
Sep 22	$40,471	$16,508	$40,595
Oct 22	$41,380	$17,504	$41,512
Nov 22	$49,775	$18,862	$49,930
Dec 22	$44,922	$18,119	$45,042
Jan 23	$52,449	$19,418	$52,598
Feb 23	$52,960	$18,862	$53,105
Mar 23	$58,246	$19,443	$58,410
Apr 23	$54,693	$19,723	$54,860
May 23	$63,757	$19,511	$63,953
Jun 23	$67,402	$20,644	$67,623
Jul 23	$71,031	$21,400	$71,277
Aug 23	$69,096	$20,802	$69,339
Sep 23	$64,141	$19,942	$64,367
Oct 23	$61,489	$19,342	$61,715
Nov 23	$71,002	$21,127	$71,272
Dec 23	$77,812	$22,142	$78,125
Jan 24	$82,710	$22,272	$83,059
Feb 24	$94,280	$23,228	$94,692
Mar 24	$100,149	$23,957	$100,596
Apr 24	$95,285	$23,167	$95,743
May 24	$106,941	$24,108	$107,460
Jun 24	$116,028	$24,644	$116,621
Jul 24	$109,980	$25,042	$110,568
Aug 24	$108,335	$25,678	$108,932
Sep 24	$109,208	$26,274	$109,824
Oct 24	$107,509	$25,685	$108,135
Nov 24	$107,765	$26,645	$108,417
Dec 24	$108,236	$26,015	$108,913
Jan 25	$108,904	$26,888	$109,608
Feb 25	$104,042	$26,726	$104,729
Mar 25	$94,431	$25,670	$95,054
Apr 25	$94,491	$25,909	$95,129
May 25	$107,085	$27,399	$107,836
Jun 25	$124,667	$28,629	$125,562
Jul 25	$129,013	$29,017	$129,964
Aug 25	$129,716	$29,734	$130,699
Sep 25	$145,919	$30,811	$147,061

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	10 Years
VanEck Semiconductor ETF	33.62%	31.10%	30.74%
MVIS® US Listed Semiconductor 25 Index	33.91%	31.30%	30.84%
MSCI ACWI Index	17.27%	13.54%	11.91%

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 31,959,307,386
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 83,935,522
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$31,959,307,386 Number of Portfolio Holdings26 Portfolio Turnover Rate12% Advisory Fees Paid$83,935,522
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Application Software		6.1%
Semiconductor Materials & Equipment		21.3%
Semiconductors		72.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	19.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Broadcom, Inc.	8.2%
ASML Holding N.V.	5.6%
Intel Corp.	5.3%
Applied Materials, Inc.	5.2%
Lam Research Corp.	5.1%
Micron Technology, Inc.	4.9%
KLA Corp.	4.7%
Advanced Micro Devices, Inc.	4.6%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000225680
Shareholder Report [Line Items]
Fund Name	VanEck Social Sentiment ETF
Class Name	VanEck Social Sentiment ETF
Trading Symbol	BUZZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Social Sentiment ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Social Sentiment ETF	$102	0.76%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The Fund posted strong performance during the period as companies with positive social sentiment performed particularly well in a market environment that benefited high beta exposure.

  The Fund’s exposure to the information technology, financials, and communication services sectors contributed the most during the period.

  The largest individual contributors were Robinhood Markets, Palantir Technologies, and Strategy, Inc.

  The real estate and materials sectors contributed the least, while energy was the only sector to detract.

  The leading individual detractors were Trump Media & Technology Group, MARA Holdings, and Viking Therapeutics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	BUZZ NextGen AI US Sentiment Leaders Index
Mar 21	$10,000	$10,000	$10,000
Mar 21	$9,656	$10,278	$9,649
Apr 21	$9,913	$10,827	$9,912
May 21	$9,891	$10,902	$9,895
Jun 21	$10,693	$11,157	$10,704
Jul 21	$10,168	$11,422	$10,183
Aug 21	$10,550	$11,769	$10,571
Sep 21	$9,862	$11,222	$9,888
Oct 21	$10,464	$12,008	$10,497
Nov 21	$10,095	$11,925	$10,132
Dec 21	$9,327	$12,459	$9,367
Jan 22	$7,819	$11,814	$7,858
Feb 22	$7,548	$11,461	$7,589
Mar 22	$7,748	$11,886	$7,791
Apr 22	$6,127	$10,850	$6,167
May 22	$5,982	$10,870	$6,022
Jun 22	$5,165	$9,972	$5,196
Jul 22	$5,924	$10,892	$5,961
Aug 22	$5,712	$10,448	$5,747
Sep 22	$5,095	$9,486	$5,127
Oct 22	$5,451	$10,253	$5,486
Nov 22	$5,573	$10,826	$5,610
Dec 22	$4,881	$10,203	$4,914
Jan 23	$5,788	$10,844	$5,829
Feb 23	$5,698	$10,579	$5,736
Mar 23	$5,990	$10,968	$6,032
Apr 23	$5,764	$11,139	$5,804
May 23	$6,188	$11,187	$6,231
Jun 23	$6,604	$11,926	$6,653
Jul 23	$7,221	$12,310	$7,278
Aug 23	$6,565	$12,114	$6,620
Sep 23	$6,188	$11,536	$6,244
Oct 23	$5,802	$11,293	$5,856
Nov 23	$6,751	$12,325	$6,813
Dec 23	$7,540	$12,885	$7,614
Jan 24	$7,266	$13,101	$7,340
Feb 24	$8,215	$13,801	$8,300
Mar 24	$8,656	$14,245	$8,747
Apr 24	$7,940	$13,663	$8,025
May 24	$8,375	$14,341	$8,457
Jun 24	$8,574	$14,855	$8,638
Jul 24	$8,615	$15,036	$8,682
Aug 24	$8,449	$15,401	$8,519
Sep 24	$8,687	$15,730	$8,764
Oct 24	$8,796	$15,587	$8,880
Nov 24	$10,262	$16,502	$10,363
Dec 24	$10,086	$16,108	$10,193
Jan 25	$10,348	$16,557	$10,464
Feb 25	$9,958	$16,341	$10,074
Mar 25	$9,051	$15,420	$9,160
Apr 25	$9,606	$15,316	$9,728
May 25	$10,900	$16,280	$11,042
Jun 25	$12,278	$17,108	$12,443
Jul 25	$13,061	$17,492	$13,240
Aug 25	$13,014	$17,846	$13,199
Sep 25	$14,593	$18,498	$14,801

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	Life*
VanEck Social Sentiment ETF	67.98%	8.60%
BUZZ NextGen AI US Sentiment Leaders Index	68.89%	8.94%
S&P 500 Index	17.60%	14.37%

* Inception of Fund: 03/02/2021

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Mar. 02, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 115,128,186
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 499,817
InvestmentCompanyPortfolioTurnover	202.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$115,128,186 Number of Portfolio Holdings76 Portfolio Turnover Rate202% Advisory Fees Paid$499,817
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Other Investments		1.5%
Consumer Staples		3.2%
Industrials		6.1%
Health Care		8.3%
Financials		11.3%
Communication Services		13.4%
Consumer Discretionary		15.7%
Information Technology		40.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Intel Corp.	3.8%
AST SpaceMobile, Inc.	3.6%
Nebius Group NV	3.5%
Robinhood Markets, Inc.	3.4%
Tesla, Inc.	3.3%
Palantir Technologies, Inc.	3.1%
Apple, Inc.	3.1%
GameStop Corp.	3.1%
Hims & Hers Health, Inc.	3.1%
Super Micro Computer, Inc.	3.0%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000259588
Shareholder Report [Line Items]
Fund Name	VanEck Technology TruSector ETF
Class Name	VanEck Technology TruSector ETF
Trading Symbol	TRUT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Technology TruSector ETF (the "Fund") for the period August 20, 2025 (inception of Fund) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Technology TruSector ETF	$1Footnote Reference(b)	0.10%Footnote Reference(c)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Expenses for a full year would be higher than the amount shown.
Footnote(c)	Annualized

Expenses Paid, Amount	$ 1	[6]
Expense Ratio, Percent	0.10%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

  Technology stocks advanced strongly over the period from the Fund’s inception, fueled by accelerating AI adoption, enterprise cloud demand, and renewed investor interest in high-growth software and semiconductor companies. The underlying sector benchmark, the Technology Select Sector SPDR Fund (XLK), also delivered strong gains, driven by broad strength in large-cap technology names.

  NVIDIA was the top contributor, benefiting from exceptional demand for AI and data center chips, while Broadcom and Microsoft also added meaningfully on strength in semiconductor solutions and enterprise software.

  Performance was partially offset by profit-taking in certain high-growth software and cybersecurity names, as elevated valuations and higher interest rates led to short-term volatility late in the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	S&P 500 Index	MarketVector™ Top US Profitable Technology Companies Index
Aug-25	$10,000	$10,000	$10,000
Aug-25	$10,092	$10,105	$10,097
Sep-25	$10,816	$10,473	$10,857

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	Life*
VanEck Technology TruSector ETF	8.16%
MarketVector™ Top US Profitable Technology Companies Index	8.57%
S&P 500 Index	4.73%

* Inception of Fund: 08/20/2025. Returns are not annualized.

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Aug. 20, 2025
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Material Change Date	Sep. 30, 2025
Updated Performance Information Location [Text Block]
AssetsNet	$ 13,841,674
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 820
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$13,841,674 Number of Portfolio Holdings66 Portfolio Turnover Rate2% Advisory Fees Paid$820
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Exchange Traded Fund		43.2%
Information Technology		56.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Technology Select Sector SPDR Fund	43.2%
NVIDIA Corp.	16.5%
Microsoft Corp.	14.0%
Apple, Inc.	13.7%
Broadcom, Inc.	5.6%
Oracle Corp.	0.8%
Palantir Technologies, Inc.	0.5%
Cisco Systems, Inc.	0.3%
International Business Machines Corp.	0.3%
Advanced Micro Devices, Inc.	0.3%

Material Fund Change [Text Block]

Material Fund Changes

The following material fund change occurred during the period ended September 30, 2025:

Effective September 8, 2025, the Fund's management fee rate was reduced from 0.12% to 0.10%. Additionally, the Fund changed its distribution frequency from annually to quarterly.

Material Fund Change Expenses [Text Block]	Effective September 8, 2025, the Fund's management fee rate was reduced from 0.12% to 0.10%. Additionally, the Fund changed its distribution frequency from annually to quarterly.
Summary of Change Legend [Text Block]	The following material fund change occurred during the period ended September 30, 2025:
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]
C000203937
Shareholder Report [Line Items]
Fund Name	VanEck Video Gaming and eSports ETF
Class Name	VanEck Video Gaming and eSports ETF
Trading Symbol	ESPO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Video Gaming and eSports ETF (the "Fund") for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Video Gaming and eSports ETF	$72	0.55%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Video gaming and esports equities delivered positive gains for the fiscal year, supported by healthy engagement trends and improving monetization across leading titles and platforms.

  Communication Services securities drove results, led by Roblox, Nintendo and Netease.

  AppLovin was the largest individual contributor to Fund performance as its share price more than quintupled during the fiscal year offsetting what was otherwise a lackluster year for Technology sector names. AppLovin benefited from the integration of AI-driven advertising optimization, which enhanced monetization efficiency.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Fund	MSCI ACWI Index	MVIS® Global Video Gaming and eSports Index
Oct 18	$10,000	$10,000	$10,000
Oct 18	$8,999	$9,676	$9,058
Nov 18	$9,119	$9,818	$9,175
Dec 18	$8,714	$9,126	$8,791
Jan 19	$9,628	$9,847	$9,711
Feb 19	$9,421	$10,110	$9,504
Mar 19	$10,240	$10,237	$10,327
Apr 19	$10,629	$10,583	$10,728
May 19	$10,247	$9,955	$10,379
Jun 19	$10,781	$10,607	$10,897
Jul 19	$10,825	$10,638	$10,994
Aug 19	$10,905	$10,386	$11,050
Sep 19	$10,931	$10,604	$11,068
Oct 19	$11,099	$10,894	$11,245
Nov 19	$11,587	$11,160	$11,745
Dec 19	$12,339	$11,553	$12,532
Jan 20	$12,502	$11,426	$12,751
Feb 20	$12,485	$10,503	$12,633
Mar 20	$12,531	$9,085	$12,738
Apr 20	$13,595	$10,058	$13,836
May 20	$15,336	$10,496	$15,521
Jun 20	$16,821	$10,831	$17,061
Jul 20	$18,302	$11,404	$18,593
Aug 20	$20,067	$12,102	$20,405
Sep 20	$19,922	$11,712	$20,197
Oct 20	$19,377	$11,427	$19,688
Nov 20	$21,222	$12,835	$21,591
Dec 20	$22,733	$13,431	$23,142
Jan 21	$23,545	$13,370	$23,971
Feb 21	$23,402	$13,680	$23,788
Mar 21	$22,161	$14,045	$22,519
Apr 21	$22,985	$14,659	$23,458
May 21	$22,977	$14,888	$23,514
Jun 21	$23,614	$15,084	$24,111
Jul 21	$22,010	$15,188	$22,483
Aug 21	$22,416	$15,568	$22,903
Sep 21	$21,147	$14,925	$21,682
Oct 21	$22,483	$15,686	$23,021
Nov 21	$23,671	$15,309	$24,261
Dec 21	$22,259	$15,921	$22,835
Jan 22	$20,880	$15,139	$21,270
Feb 22	$20,364	$14,748	$20,857
Mar 22	$19,563	$15,068	$20,181
Apr 22	$16,820	$13,862	$17,372
May 22	$17,602	$13,878	$18,131
Jun 22	$15,943	$12,708	$16,376
Jul 22	$16,876	$13,595	$17,432
Aug 22	$15,900	$13,095	$16,499
Sep 22	$13,656	$11,841	$14,156
Oct 22	$13,437	$12,556	$13,925
Nov 22	$15,220	$13,530	$15,668
Dec 22	$14,596	$12,997	$15,163
Jan 23	$16,531	$13,929	$17,116
Feb 23	$15,775	$13,530	$16,382
Mar 23	$17,923	$13,947	$18,592
Apr 23	$17,268	$14,147	$17,885
May 23	$17,828	$13,996	$18,533
Jun 23	$18,904	$14,808	$19,614
Jul 23	$19,938	$15,351	$20,710
Aug 23	$18,401	$14,922	$19,162
Sep 23	$17,495	$14,305	$18,236
Oct 23	$16,962	$13,874	$17,608
Nov 23	$18,746	$15,155	$19,535
Dec 23	$19,470	$15,883	$20,293
Jan 24	$19,622	$15,976	$20,507
Feb 24	$21,147	$16,662	$22,057
Mar 24	$21,432	$17,185	$22,310
Apr 24	$20,623	$16,618	$21,611
May 24	$22,306	$17,293	$23,224
Jun 24	$22,891	$17,678	$23,911
Jul 24	$23,324	$17,963	$24,409
Aug 24	$24,236	$18,419	$25,316
Sep 24	$26,169	$18,847	$27,429
Oct 24	$25,498	$18,424	$26,789
Nov 24	$28,883	$19,113	$30,192
Dec 24	$28,645	$18,661	$30,122
Jan 25	$29,841	$19,287	$31,290
Feb 25	$31,174	$19,171	$32,617
Mar 25	$29,739	$18,414	$31,087
Apr 25	$32,522	$18,585	$34,111
May 25	$34,813	$19,654	$36,656
Jun 25	$37,476	$20,536	$39,363
Jul 25	$36,862	$20,815	$38,834
Aug 25	$39,151	$21,328	$41,226
Sep 25	$41,788	$22,101	$43,940

Average Annual Return [Table Text Block]

Average Annual Total Returns

.	1 Year	5 Years	Life*
VanEck Video Gaming and eSports ETF	59.69%	15.97%	22.82%
MVIS® Global Video Gaming and eSports Index	60.20%	16.82%	23.71%
MSCI ACWI Index	17.27%	13.54%	12.08%

* Inception of Fund: 10/16/2018

The performance data quoted represents past performance. Past performance is no guarantee of future results. Performance information for the Fund may reflect temporary fee waivers, if applicable. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares. Visit vaneck.com for more recent performance information.

Performance Inception Date	Oct. 16, 2018
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 516,662,543
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,672,437
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$516,662,543 Number of Portfolio Holdings26 Portfolio Turnover Rate53% Advisory Fees Paid$1,672,437
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.3%
Information Technology		5.9%
Consumer Discretionary		14.2%
Communication Services		79.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Tencent Holdings Ltd.	8.2%
Nintendo Co. Ltd.	7.3%
Roblox Corp.	7.2%
NetEase, Inc.	6.7%
Electronic Arts, Inc.	6.4%
Take-Two Interactive Software, Inc.	6.2%
GameStop Corp.	5.0%
Aristocrat Leisure Ltd.	4.9%
Capcom Co. Ltd.	4.4%
International Games System Co. Ltd.	4.4%

Material Fund Change [Text Block]
Summary of Change Legend [Text Block]
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Accountant Change Statement [Text Block]
Accountant Change Disagreements [Text Block]

[1]	Expenses for a full year would be higher than the amount shown.
[2]	Annualized
[3]	Expenses for a full year would be higher than the amount shown.
[4]	Annualized
[5]	Amount represents less than 0.5%
[6]	Expenses for a full year would be higher than the amount shown.
[7]	Annualized